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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                         Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Strategic Income Fund

 Schedule of Investments 6/30/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 1.5%

 Energy - 0.2%

 Integrated Oil & Gas - 0.0% †

 4,620,000

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 1,940,400

 Oil & Gas Exploration & Production - 0.2%

 4,800,000

 Chesapeake Energy Corp., 2.25%, 12/15/38

 $

 4,164,000

 10,040,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 7,410,775

 $

 11,574,775

 Oil & Gas Storage & Transportation - 0.0% †

 1,700,000

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 2,061,250

 Total Energy

 $

 15,576,425

 Materials - 0.1%

 Diversified Metals & Mining - 0.1%

 7,900,000

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 7,821,000

 Total Materials

 $

 7,821,000

 Capital Goods - 0.2%

 Electrical Components & Equipment - 0.2%

 13,776,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 11,434,080

 1,984,000

 SolarCity Corp., 1.625%, 11/1/19 (144A)

 1,815,360

 $

 13,249,440

 Total Capital Goods

 $

 13,249,440

 Consumer Durables & Apparel - 0.3%

 Homebuilding - 0.3%

 7,875,000

 KB Home, 1.375%, 2/1/19

 $

 7,663,359

 6,735,000

 Standard Pacific Corp., 1.25%, 8/1/32

 8,191,444

 6,805,000

 The Ryland Group, Inc., 0.25%, 6/1/19

 6,566,825

 $

 22,421,628

 Total Consumer Durables & Apparel

 $

 22,421,628

 Retailing - 0.1%

 Internet Retail - 0.1%

 7,740,000

 The Priceline Group, Inc., 0.9%, 9/15/21 (144A)

 $

 7,382,025

 Total Retailing

 $

 7,382,025

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 6,350,000

 The Medicines Co., 2.5%, 1/15/22 (144A)

 $

 6,945,312

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,945,312

 Software & Services - 0.2%

 Internet Software & Services - 0.1%

 6,433,000

 WebMD Health Corp., 2.5%, 1/31/18

 $

 6,549,598

 Data Processing & Outsourced Services - 0.0% †

 2,585,000

 Cardtronics, Inc., 1.0%, 12/1/20

 $

 2,536,531

 Application Software - 0.1%

 4,563,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 6,171,458

 Total Software & Services

 $

 15,257,587

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 7,290,000

 Finisar Corp., 0.5%, 12/15/33

 $

 7,062,188

 Electronic Components - 0.2%

 13,410,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 9,973,688

 Total Technology Hardware & Equipment

 $

 17,035,876

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $109,682,526)

 $

 105,689,293

 PREFERRED STOCKS - 1.9%

 Transportation - 0.0% †

 Air Freight & Logistics - 0.0% †

 2,313

 CEVA Group Plc, 12/31/14 (f) *

 $

 1,711,953

 Total Transportation

 $

 1,711,953

 Banks - 0.7%

 Diversified Banks - 0.5%

 494,685

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 12,842,023

 642,000

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 17,571,540

 318,669

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 8,486,155

 $

 38,899,718

 Regional Banks - 0.2%

 87,500

 6.25

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 9,015,239

 127,200

 6.62

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 3,587,040

 $

 12,602,279

 Total Banks

 $

 51,501,997

 Diversified Financials - 0.6%

 Consumer Finance - 0.3%

 7,978

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 8,101,410

 465,150

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 12,084,597

 $

 20,186,007

 Asset Management & Custody Banks - 0.1%

 236,600

 5.90

 State Street Corp., Floating Rate Note, 12/31/73

 $

 6,073,522

 Investment Banking & Brokerage - 0.2%

 324,400

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 9,066,980

 180,020

 6.38

 Morgan Stanley, Floating Rate Note (Perpetual)

 4,583,309

 $

 13,650,289

 Total Diversified Financials

 $

 39,909,818

 Insurance - 0.3%

 Property & Casualty Insurance - 0.3%

 250,000

 5.95

 Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)

 $

 6,300,000

 631,450

 5.10

 The Allstate Corp., Floating Rate Note, 1/15/53

 15,830,452

 $

 22,130,452

 Reinsurance - 0.0% †

 57,000

 Lorenz Re, Ltd., Variable Rate Notes, (Perpetual) *

 $

 142,500

 Total Insurance

 $

 22,272,952

 Real Estate - 0.1%

 Diversified REIT - 0.1%

 3,250

 Firstar Realty LLC, 8.875% (Perpetual) (144A)

 $

 4,013,750

 Office REIT - 0.0% †

 49,448

 Digital Realty Trust, Inc., 5.875% (Perpetual)

 $

 1,169,445

 Total Real Estate

 $

 5,183,195

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 572,600

 Qwest Corp., 7.375%, 6/1/51

 $

 14,881,874

 Total Telecommunication Services

 $

 14,881,874

 TOTAL PREFERRED STOCKS

 (Cost $129,676,783)

 $

 135,461,789

 CONVERTIBLE PREFERRED STOCKS - 0.6%

 Banks - 0.6%

 Diversified Banks - 0.6%

 5,330

 Bank of America Corp., 7.25% (Perpetual)

 $

 5,926,960

 31,527

 Wells Fargo & Co., 7.5% (Perpetual)

 37,044,225

 $

 42,971,185

 Total Banks

 $

 42,971,185

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $40,763,302)

 $

 42,971,185

 Shares

 COMMON STOCKS - 0.1%

 Capital Goods - 0.0% †

 Construction & Engineering - 0.0% †

 269,588

 Newhall Land Development LLC *

 $

 988,444

 Industrial Machinery - 0.0% †

 185,819

 Liberty Tire Reclycling LLC

 $

 1,858

 Total Capital Goods

 $

 990,302

 Transportation - 0.0% †

 Air Freight & Logistics - 0.0% †

 1,069

 CEVA Group Plc *

 $

 790,838

 Total Transportation

 $

 790,838

 Consumer Services - 0.1%

 Education Services - 0.1%

 90,687

 Cengage Learning Holdings II LP

 $

 2,536,425

 Total Consumer Services

 $

 2,536,425

 Insurance - 0.0% †

 Life & Health Insurance - 0.0% †

 217,467

 TopCo. Ltd.

 $

 54,736

 Total Insurance

 $

 54,736

 Semiconductors & Semiconductor Equipment - 0.0% †

 Semiconductors - 0.0% †

 136,114

 LDK Solar Co, Ltd. (A.D.R.) *

 $

 17,695

 Total Semiconductors & Semiconductor Equipment

 $

 17,695

 TOTAL COMMON STOCKS

 (Cost $4,720,999)

 $

 4,389,996

 Principal Amount ($)

 ASSET BACKED SECURITIES - 4.5%

 3,153,083

 0.34

 Accredited Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36

 $

 3,111,627

 5,139,807

 0.51

 Adjustable Rate Mortgage Trust 2005-9, Floating Rate Note, 11/25/35

 4,516,019

 2,435,000

 1.60

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 2,421,181

 2,200,000

 American Homes 4 Rent 2014-SFR2 Trust, 5.149%, 10/17/36 (144A)

 2,313,579

 5,000,000

 American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)

 5,179,930

 6,100,000

 American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)

 6,361,916

 2,950,000

 American Homes 4 Rent 2015-SFR1, 4.11%, 4/17/45 (144A)

 2,926,279

 3,350,000

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 3,355,048

 10,363,000

 Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)

 10,503,926

 800,000

 Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)

 813,034

 1,400,000

 Axis Equipment Finance Receivables III LLC, 4.05%, 5/20/20 (144A)

 1,393,540

 1,054,000

 4.83

 B2R Mortgage Trust 2015-1, Floating Rate Note, 5/15/48 (144A)

 1,057,632

 1,410,544

 3.72

 Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)

 1,413,412

 2,999,041

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.475%, 8/28/44 (Step) (144A) (f)

 3,004,702

 1,620,451

 Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)

 1,610,456

 4,182,054

 1.09

 Bear Stearns ALT-A Trust 2004-10, Floating Rate Note, 9/25/34

 3,487,700

 8,350,000

 0.94

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 7,101,625

 2,312,676

 BXG Receivables Note Trust 2015-A, 3.47%, 5/2/30 (144A)

 2,307,113

 3,026,000

 California Republic Auto Receivables Trust 2012-1, 3.0%, 1/15/20 (144A)

 3,070,715

 3,165,000

 Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21

 3,187,367

 11,000,000

 Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)

 10,960,620

 2,797,000

 Carnow Auto Receivables Trust 2013-1, 2.98%, 11/15/17 (144A)

 2,800,272

 84,915

 0.58

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 84,355

 5,643,000

 Citicorp Residential Mortgage Trust Series 2007-1, 5.87546%, 3/25/37 (Step)

 4,961,788

 3,032,411

 4.00

 Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)

 3,150,821

 17,254,326

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 17,521,285

 173,241

 6.24

 Conseco Financial Corp., Floating Rate Note, 12/1/28

 178,306

 2,397,500

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 2,411,678

 564,541

 0.44

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 560,939

 2,125,486

 0.37

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 2,083,132

 1,254,315

 4.81

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 1,294,518

 64,161

 0.38

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35

 62,850

 2,500,000

 Credit Acceptance Auto Loan Trust 2012-2, 2.21%, 9/15/20 (144A)

 2,511,050

 1,300,157

 0.28

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37

 1,106,812

 52,115

 4.46

 CWABS Asset-Backed Certificates Trust 2005-4, Floating Rate Note, 9/27/32

 52,023

 11,970,000

 DB Master Finance LLC 2015-1, 3.98%, 2/21/45 (144A)

 11,921,749

 13,747,805

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 14,190,773

 2,946,729

 3.13

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 2,986,348

 4,581,251

 1.09

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 4,516,380

 59,358

 Equity One Mortgage Pass-Through Trust 2004-1, 4.205%, 4/25/34 (Step)

 59,341

 3,000,000

 Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)

 3,009,924

 72,317

 0.86

 First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 2/25/35

 72,231

 500,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 500,180

 1,600,000

 First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)

 1,603,298

 323,539

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 323,865

 1,933,268

 GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)

 1,932,060

 4,293,062

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 4,274,817

 5,160,860

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 5,173,057

 1,906,901

 Gold Key Resorts 2014-A LLC, 5.87%, 5/17/31 (144A)

 1,914,429

 1,700,674

 0.56

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 1,541,743

 376,246

 0.49

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 372,192

 976,000

 HLSS Servicer Advance Receivables Trust, 3.96%, 10/15/45 (144A)

 975,122

 13,593,000

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 13,432,575

 1,530,328

 0.36

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 1,503,146

 198,514

 1.39

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 197,486

 6,117,325

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 6,128,182

 1,952,894

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 2,052,585

 485,647

 0.34

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 482,150

 1,200,000

 Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)

 1,189,079

 1,600,000

 Leaf Receivables Funding 10 LLC, 3.74%, 5/17/21 (144A)

 1,581,426

 3,139,702

 Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)

 3,154,835

 2,141,566

 Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)

 2,164,057

 3,010,000

 LEAF Receivables Funding 9 LLC, 5.11%, 9/15/21 (144A)

 3,121,972

 665,795

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41

 702,888

 1,248,742

 2.44

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 1,248,606

 2,106,975

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 2,202,206

 2,142,091

 Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)

 2,300,329

 1,684,559

 1.69

 MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35

 1,504,084

 3,606,257

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 3,632,835

 1,114,332

 0.34

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 1,089,211

 500,000

 NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)

 502,298

 3,017,954

 Oak Hill Advisors Residential Loan Trust 2014-NPL1, 2.8828%, 5/25/54 (Step) (144A)

 3,023,830

 3,700,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 3,752,577

 1,688,512

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 1,772,992

 1,479,506

 5.46

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 1,506,540

 566,640

 5.73

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 589,802

 1,106,133

 5.46

 Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36

 1,150,076

 5,400,000

 Oxford Finance Funding Trust 2014-1, 3.475%, 12/15/22 (144A)

 5,414,688

 2,500,000

 Progress Residential 2015-SFR2 Trust, 3.684%, 6/14/32

 2,482,428

 1,098,516

 RAMP Series 2004-RS1 Trust, 5.165%, 1/25/34 (Step)

 997,960

 3,357,852

 5.28

 Residential Funding Mortgage Securities, Inc. Series 04-RS10, Floating Rate Notes, 10/25/34

 3,454,017

 3,700,000

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 3,741,658

 844,598

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 847,141

 3,300,000

 2.24

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 3,293,407

 2,825,066

 Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)

 2,825,066

 11,000,000

 Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)

 10,963,241

 1,248,906

 Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)

 1,356,975

 900,000

 Spirit Master Funding VII LLC, 3.8868%, 12/21/43

 921,411

 5,860,242

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 5,882,171

 5,000,000

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 5,006,250

 6,494,583

 Store Master Funding I LLC, 3.75%, 4/20/45 (144A)

 6,399,150

 1,060,649

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 1,086,125

 164,106

 STORE Master Funding LLC, 4.21%, 4/20/44 (144A)

 166,833

 1,624,454

 0.39

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 1,579,118

 577,604

 0.32

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37

 575,308

 600,000

 Tidewater Auto Receivables Trust 2012-A, 2.83%, 10/15/19

 601,692

 2,764,822

 1.89

 Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34

 2,700,640

 111,146

 7.00

 UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29

 111,694

 961,441

 US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)

 961,635

 3,296,119

 VOLT XIX LLC, 3.875%, 4/26/55 (Step)

 3,308,568

 4,000,000

 VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)

 3,995,600

 3,374,325

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 3,375,425

 155,099

 0.60

 Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35

 155,004

 732,109

 Westgate Resorts 2012-2 LLC, 4.5%, 1/21/25 (144A)

 734,855

 1,582,320

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 1,585,485

 527,440

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 533,011

 7,268,587

 Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)

 7,286,758

 6,454,591

 Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)

 6,459,367

 684,518

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 686,328

 TOTAL ASSET BACKED SECURITIES

 (Cost $321,502,925)

 $

 323,719,535

 COLLATERALIZED MORTGAGE OBLIGATIONS - 9.4%

 13,146,879

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 $

 13,112,986

 2,964,199

 Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33

 3,123,504

 5,178,309

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 5,417,671

 221,804

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 223,826

 6,900,000

 1.15

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 6,226,491

 2,879,765

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 2,983,733

 1,662,553

 Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34

 1,690,081

 207,779

 Banc of America Alternative Loan Trust 2004-3, 5.0%, 4/25/19

 198,579

 54,336

 0.31

 Banc of America Funding 2010-R4 Trust REMICS, Floating Rate Note, 8/26/36 (144A)

 54,262

 2,640,417

 2.75

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 2,592,593

 2,588,607

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 2,646,431

 1,568,269

 1.19

 Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)

 1,444,746

 19,596,165

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (d) (e)

                           -

 34,265,822

 Bayview Commercial Asset Trust 2007-4, 3.490266%, 9/25/37 (Step) (144A) (e)

 1,165,038

 7,648,616

 1.12

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 6,442,766

 7,373,000

 0.94

 Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35

 6,305,058

 1,996,344

 2.60

 Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 1,984,007

 3,799,726

 2.67

 Bear Stearns ARM Trust 2003-9, Floating Rate Note, 2/25/34

 3,026,980

 932,343

 3.14

 Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35

 922,242

 15,021

 2.91

 CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33

 14,222

 3,979,794

 3.50

 Citigroup Mortgage Loan Trust 2014-J1, Floating Rate Note, 6/25/44

 4,027,774

 4,005,432

 Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34

 4,304,281

 67,490

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34

 74,146

 4,500,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 4,502,673

 3,500,000

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 3,522,032

 1,900,000

 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45

 1,986,211

 3,650,000

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 3,718,419

 1,275,000

 COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45

 1,371,175

 4,047,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 4,056,158

 2,365,416

 COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45

 2,391,502

 1,550,000

 4.93

 COMM 2012-LC4 Mortgage Trust, Floating Rate Note, 12/12/44

 1,717,529

 8,000,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46

 7,993,400

 5,070,000

 2.14

 COMM 2014-FL4 Mortgage Trust, Floating Rate Note, 7/15/31 (144A) (f)

 5,027,686

 7,500,000

 COMM 2015-CCRE23 Mortgage Trust, 3.807%, 5/12/48

 7,119,892

 5,600,000

 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45

 5,576,295

 385,756

 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20

 384,985

 5,021,626

 2.78

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 4,872,293

 3,200,000

 1.73

 CSMC Series 2014-ICE REMICS, Floating Rate Note, 4/15/27 (144A)

 3,185,894

 7,739,369

 3.50

 CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)

 7,745,731

 2,950,000

 5.56

 DBUBS 2011-LC1 Mortgage Trust, Floating Rate Note, 11/13/46 (144A)

 3,277,662

 6,767,000

 5.42

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)

 7,689,342

 2,842,000

 2.14

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 2,839,292

 5,200,000

 3.63

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 5,191,878

 6,288,824

 3.50

 EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)

 6,315,042

 8,521,767

 2.50

 EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)

 7,967,520

 5,065,000

 4.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)

 5,260,332

 1,584,455

 Federal National Mortgage Association REMICS, 3.5%, 1/25/29 (e)

 86,465

 3,010,469

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 3,231,010

 328,585

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 339,157

 3,150,000

 3.75

 FREMF Mortgage Trust 20-, Floating Rate Note, 11/25/47 (144A)

 3,104,155

 3,900,000

 5.62

 FREMF Mortgage Trust 2010-K7, Floating Rate Note, 5/25/29 (144A)

 4,364,014

 1,980,000

 5.41

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 2,200,948

 4,160,000

 5.36

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 4,620,866

 5,600,000

 4.78

 FREMF Mortgage Trust 2011-K10 , Floating Rate Note, 11/25/49 (144A)

 6,068,563

 3,300,000

 4.57

 FREMF Mortgage Trust 2011-K11 REMICS, Floating Rate Note, 12/25/48 (144A)

 3,539,689

 3,953,000

 4.49

 FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)

 4,232,347

 2,200,000

 5.33

 FREMF Mortgage Trust 2011-K14, Floating Rate Note, 2/25/47 (144A)

 2,443,098

 9,582,000

 4.93

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 10,221,963

 5,450,000

 5.05

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 5,841,463

 6,500,000

 4.00

 FREMF Mortgage Trust 2012-K20, Floating Rate Note, 5/25/45 (144A)

 6,739,168

 5,000,000

 3.87

 FREMF Mortgage Trust 2012-K709, Floating Rate Note, 4/25/45 (144A)

 5,216,100

 1,000,000

 3.30

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)

 1,015,931

 3,400,000

 3.16

 FREMF Mortgage Trust 2013-K713, Floating Rate Note, 4/25/46 (144A)

 3,425,378

 2,750,000

 3.55

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 2,808,080

 3,661,000

 3.95

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 3,799,411

 3,600,000

 3.55

 FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)

 3,669,775

 4,582,369

 0.36

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 4,344,874

 4,070,730

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 3,933,285

 1,770,933

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 1,689,316

 6,650,229

 0.46

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32

 6,392,060

 6,522,659

 Government National Mortgage Association, 3.0%, 4/20/41

 6,769,202

 8,993,531

 Government National Mortgage Association, 4.5%, 9/20/39

 9,717,016

 71,742

 Government National Mortgage Association, 4.973%, 4/16/42

 71,724

 4,500,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 4,512,722

 7,305,000

 1.94

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 7,268,804

 3,606,208

 2.64

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 3,627,499

 208,959

 2.74

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 208,618

 3,021,964

 0.82

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 2,884,513

 2,691,252

 0.99

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 2,559,456

 2,230,731

 2.74

 IndyMac INDX Mortgage Loan Trust 2005-AR3, Floating Rate Note, 4/25/35

 2,052,928

 6,944,736

 3.28

 Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)

 6,986,578

 1,083,792

 0.51

 JP Morgan Alternative Loan Trust, Floating Rate Note, 1/25/36

 993,263

 4,000,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 4,037,712

 3,187,692

 0.55

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 3,100,337

 2,392,000

 5.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43

 2,435,927

 1,300,000

 5.51

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, Floating Rate Note, 11/15/43 (144A)

 1,448,665

 5,200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46

 5,642,125

 4,000,000

 3.98

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)

 4,152,048

 3,677,886

 3.50

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20

 3,766,618

 10,620,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46

 11,019,046

 4,800,000

 1.54

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 4,813,421

 6,750,000

 1.89

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 6,717,809

 2,656,158

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 2,799,354

 19,624,253

 2.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 19,395,807

 6,306,411

 3.50

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 6,339,419

 3,827,459

 3.70

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 3,777,163

 3,087,946

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 3,118,662

 2,050,297

 3.95

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 2,131,268

 1,962,731

 3.00

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 2,000,300

 6,539,191

 3.20

 JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 9/26/44 (144A)

 6,471,425

 1,347,251

 2.50

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,398,177

 1,797,249

 0.39

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 1,683,340

 959,849

 1.13

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 954,512

 5,072,411

 0.43

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 4,794,032

 1,370,612

 0.40

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 1,286,725

 1,919,849

 0.43

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 1,810,583

 8,410,000

 N/A

 LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/20/48 (144A)

 8,127,903

 7,854,429

 2.18

 LSTAR Securities Investment Trust 2015-2, Floating Rate Note, 1/2/20 (144A)

 7,766,067

 5,000,000

 3.68

 LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)

 4,865,315

 788,748

 2.11

 MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33

 791,006

 976,925

 6.02

 MASTR Alternative Loan Trust 2004-13, Floating Rate Note, 1/25/35

 1,033,902

 6,232,788

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 6,343,252

 1,032,518

 2.35

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 1,039,375

 1,092,760

 1.09

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 942,980

 1,167,059

 0.97

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29

 1,008,114

 5,025,000

 Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 REMICS, 2.979%, 4/17/47

 5,189,704

 3,000,000

 2.39

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)

 3,000,231

 3,997,000

 0.69

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 3,584,234

 3,935,000

 0.65

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 3,284,655

 2,527,344

 1.07

 MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35

 2,374,407

 10,725,851

 3.75

 New Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 1/25/54 (144A)

 11,033,844

 6,145,918

 3.75

 New Residential Mortgage Loan Trust 2014-3, Floating Rate Note, 11/25/54 (144A)

 6,302,350

 2,431,554

 Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)

 2,534,965

 10,166,857

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 10,002,123

 4,842,532

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,936,337

 6,674,000

 0.67

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 20, Floating Rate Note, 7/25/35

 5,691,794

 10,936,000

 0.68

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 8,844,129

 3,096,997

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A) (f)

 3,096,997

 407,115

 PHH Mortgage Capital LLC, 6.600001%, 12/25/27 (Step) (144A)

 407,776

 4,000,000

 2.33

 RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)

 3,961,408

 587,547

 RALI Series 2002-QS14 Trust, 5.5%, 9/25/32

 603,375

 74,543

 RALI Series 2003-QS1 Trust, 5.0%, 1/25/33

 74,642

 610,879

 RALI Series 2003-QS11 Trust, 5.25%, 6/25/33

 610,050

 3,108,033

 0.73

 RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33

 2,869,902

 391,587

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 397,033

 346,973

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 351,426

 1,447,988

 0.68

 RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34

 1,380,442

 524,806

 0.78

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 519,320

 1,022,594

 RCMC LLC, 5.62346%, 12/17/18 (144A)

 1,044,981

 4,950,000

 2.34

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 4,953,000

 1,794,832

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 1,852,033

 923,199

 0.89

 Sequoia Mortgage Trust 2004-8, Floating Rate Note, 9/20/34

 880,929

 9,945,882

 2.50

 Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42

 9,506,632

 5,185,887

 3.65

 Sequoia Mortgage Trust 2013-1, Floating Rate Note, 2/25/43

 5,153,564

 4,861,890

 3.54

 Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43

 4,804,899

 8,177,457

 2.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 7,732,489

 5,105,234

 3.53

 Sequoia Mortgage Trust 2013-5, Floating Rate Note, 5/25/43 (144A)

 5,018,455

 6,323,587

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 6,094,357

 2,941,618

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 2,834,640

 3,527,679

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 3,402,006

 4,010,092

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 3,856,955

 4,640,850

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 4,339,316

 7,346,000

 3.50

 Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)

 7,378,175

 2,766,959

 3.92

 Sequoia Mortgage Trust, Floating Rate Note, 11/25/42

 2,802,860

 1,997,573

 3.00

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 1,937,646

 1,100,000

 5.30

 Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/26/59 (144A)

 1,130,093

 1,227,138

 2.00

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 1,228,429

 803,067

 2.86

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 799,510

 2,502,261

 2.59

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 2,484,182

 21,645

 2.55

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34

 21,724

 2,309,371

 2.56

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 2,287,765

 1,466,827

 2.42

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 1,445,633

 750,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 785,573

 6,671,000

 TimberStar Trust I, 7.5296%, 10/15/36 (144A)

 6,841,110

 4,200,000

 UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45

 4,343,821

 4,773,240

 2.19

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 4,787,559

 2,947,198

 1.56

 WaMu Mortgage Pass-Through Certificates Series 2004-AR2 Trust, Floating Rate Note, 4/25/44

 2,899,327

 4,800,000

 5.58

 Wells Fargo Commercial Mortgage Trust 2010-C1, Floating Rate Note, 11/18/43 (144A)

 5,300,866

 1,775,000

 4.69

 Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/17/45

 1,858,979

 3,525,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/17/50

 3,622,167

 7,000,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50

 7,282,744

 4,909,605

 2.74

 Wells Fargo Mortgage Backed Securities 2005-AR7 Trust, Floating Rate Note, 5/25/35

 4,420,029

 3,866,270

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 3,866,270

 1,200,000

 5.39

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 1,309,028

 2,885,000

 WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)

 3,045,995

 2,000,000

 5.27

 WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/17/44 (144A)

 2,117,568

 3,450,000

 WFRBS Commercial Mortgage Trust 2014-LC14, 2.862%, 3/15/47

 3,561,877

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $668,015,513)

 $

 669,770,518

 CORPORATE BONDS - 39.7%

 Energy - 5.6%

 Oil & Gas Drilling - 0.3%

 17,750,000

 Ensco Plc, 4.5%, 10/1/24

 $

 16,957,587

 2,250,000

 Pride International, Inc., 6.875%, 8/15/20

 2,573,258

 $

 19,530,845

 Oil & Gas Equipment & Services - 0.1%

 90,000

 SESI LLC, 7.125%, 12/15/21

 $

 95,400

 3,825,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 3,233,265

 4,070,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 4,752,026

 $

 8,080,691

 Integrated Oil & Gas - 0.1%

 MXN

 14,965,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 $

 920,418

 1,395,000

 Rosneft Finance SA, 6.625%, 3/20/17 (144A)

 1,442,081

 1,770,000

 Rosneft Finance SA, 7.25%, 2/2/20 (144A)

 1,800,975

 1,250,000

 Rosneft Finance SA, 7.875%, 3/13/18 (144A)

 1,306,250

 $

 5,469,724

 Oil & Gas Exploration & Production - 2.3%

 8,000,000

 Antero Resources Corp., 5.125%, 12/1/22

 $

 7,560,000

 1,600,000

 Antero Resources Corp., 5.625%, 6/1/23 (144A)

 1,546,000

 1,080,000

 Approach Resources, Inc., 7.0%, 6/15/21

 972,000

 4,665,000

 Bonanza Creek Energy, Inc., 5.75%, 2/1/23

 4,186,838

 7,710,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 8,114,775

 3,475,000

 Chaparral Energy, Inc., 7.625%, 11/15/22

 2,502,000

 9,120,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 3,830,400

 5,125,000

 Concho Resources, Inc., 6.5%, 1/15/22

 5,342,812

 11,796,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 9,908,640

 4,965,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 4,431,262

 3,780,000

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 4,281,697

 155,000

 EP Energy LLC, 7.75%, 9/1/22

 162,750

 11,320,000

 EP Energy LLC, 9.375%, 5/1/20

 12,097,684

 107,000

 Freeport-McMoran Oil & Gas LLC, 6.75%, 2/1/22

 113,420

 765,000

 Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)

 817,594

 8,470,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 8,131,200

 5,768,000

 Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)

 5,998,720

 3,500,000

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 3,187,310

 9,200,000

 Linn Energy LLC, 6.5%, 5/15/19

 7,429,000

 3,374,000

 Linn Energy LLC, 8.625%, 4/15/20

 2,767,389

 6,125,000

 Newfield Exploration Co., 5.625%, 7/1/24

 6,186,250

 15,700,000

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 13,523,980

 7,870,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 7,988,050

 3,760,000

 Pacific Rubiales Energy Corp., 5.375%, 1/26/19 (144A)

 3,088,840

 1,200,000

 Parsley Energy LLC, 7.5%, 2/15/22 (144A)

 1,217,628

 8,425,000

 PDC Energy, Inc., 7.75%, 10/15/22

 8,804,125

 5,530,000

 Rosetta Resources, Inc., 5.625%, 5/1/21

 5,875,625

 503,000

 Rosetta Resources, Inc., 5.875%, 6/1/22

 536,952

 2,100,000

 Rosetta Resources, Inc., 5.875%, 6/1/24

 2,262,750

 9,865,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 8,829,175

 1,825,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 1,815,875

 1,960,000

 SandRidge Energy, Inc., 7.5%, 3/15/21

 857,500

 1,160,000

 SM Energy Co., 5.0%, 1/15/24

 1,099,100

 3,905,000

 SM Energy Co., 5.625%, 6/1/25

 3,865,169

 1,080,000

 SM Energy Co., 6.5%, 1/1/23

 1,107,000

 3,625,000

 Swift Energy Co., 7.875%, 3/1/22

 1,431,875

 3,650,000

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 3,485,750

 85,000

 Whiting Canadian Holding Co ULC, 8.125%, 12/1/19

 88,984

 $

 165,446,119

 Oil & Gas Refining & Marketing - 0.6%

 7,455,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 7,343,175

 17,555,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 17,602,241

 3,125,000

 Reliance Holding USA, Inc., 4.5%, 10/19/20 (144A)

 3,309,897

 9,480,000

 Tesoro Corp., 5.375%, 10/1/22

 9,622,200

 4,414,000

 Valero Energy Corp., 9.375%, 3/15/19

 5,432,248

 $

 43,309,761

 Oil & Gas Storage & Transportation - 2.2%

 13,775,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 13,508,633

 1,770,000

 Buckeye Partners LP, 6.05%, 1/15/18

 1,909,911

 4,290,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 4,978,198

 17,150,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 13,591,375

 1,825,000

 Energy Transfer Partners LP, 4.05%, 3/15/25

 1,720,957

 4,234,000

 3.30

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 3,598,900

 10,750,000

 Enterprise Products Operating LLC, 3.7%, 2/15/26

 10,408,827

 3,683,000

 8.38

 Enterprise Products Operating LLC, Floating Rate Note, 8/1/66

 3,857,942

 NOK

 32,000,000

 6.62

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 4,232,993

 11,960,000

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 11,979,148

 5,225,000

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 5,709,728

 17,410,000

 MarkWest Energy Partners LP, 4.875%, 12/1/24

 17,018,275

 9,425,000

 ONEOK, Inc., 6.875%, 9/30/28

 10,177,341

 12,650,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 12,903,000

 3,155,000

 Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 (144A)

 3,123,450

 2,140,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 2,392,503

 10,390,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 10,647,527

 13,440,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 12,471,957

 8,880,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 9,911,421

 $

 154,142,086

 Coal & Consumable Fuels - 0.0% †

 4,260,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 276,900

 1,860,000

 Alpha Natural Resources, Inc., 6.25%, 6/1/21

 130,200

 $

 407,100

 Total Energy

 $

 396,386,326

 Materials - 3.5%

 Commodity Chemicals - 0.3%

 3,590,000

 Hexion, Inc., 8.875%, 2/1/18

 $

 3,239,975

 6,750,000

 Methanex Corp., 4.25%, 12/1/24

 6,692,234

 3,605,000

 NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)

 3,618,519

 3,875,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 3,778,125

 $

 17,328,853

 Diversified Chemicals - 0.3%

 4,140,000

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 3,970,927

 EURO

 14,095,000

 Ineos Finance Plc, 4.0%, 5/1/23

 14,924,021

 EURO

 1,045,000

 PSPC Escrow Corp., 6.0%, 2/1/23 (144A)

 1,176,712

 $

 20,071,660

 Fertilizers & Agricultural Chemicals - 0.5%

 25,250,000

 Agrium, Inc., 5.25%, 1/15/45

 $

 25,500,278

 3,650,000

 EuroChem Mineral & Chemical Co OJSC via EuroChem Global Investments, Ltd., 5.125%, 12/12/17 (144A)

 3,627,224

 5,550,000

 Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)

 5,322,561

 $

 34,450,063

 Specialty Chemicals - 0.1%

 3,395,000

 Platform Specialty Products Corp., 6.5%, 2/1/22 (144A)

 $

 3,505,338

 1,375,000

 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)

 1,375,000

 $

 4,880,338

 Construction Materials - 0.2%

 5,098,000

 CEMEX Espana SA, 9.875%, 4/30/19 (144A)

 $

 5,578,232

 3,400,000

 Cemex SAB de CV, 7.25%, 1/15/21 (144A)

 3,587,680

 1,900,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 2,145,942

 4,250,000

 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)

 4,297,812

 $

 15,609,666

 Metal & Glass Containers - 0.4%

 1,129,412

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 $

 1,152,000

 7,250,000

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)

 7,648,750

 EURO

 10,958,000

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 12,944,872

 5,795,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 6,084,750

 $

 27,830,372

 Paper Packaging - 0.0% †

 1,824,000

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 1,855,920

 Diversified Metals & Mining - 0.7%

 6,230,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 5,233,200

 8,860,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 8,048,663

 18,840,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 17,238,600

 8,500,000

 MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)

 8,424,605

 5,850,000

 Vedanta Resources Plc, 6.0%, 1/31/19 (144A)

 5,659,875

 4,040,000

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 4,312,700

 3,360,000

 Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)

 3,271,800

 $

 52,189,443

 Gold - 0.0% †

 2,400,000

 Eldorado Gold Corp., 6.125%, 12/15/20 (144A)

 $

 2,376,000

 Precious Metals & Minerals - 0.1%

 7,550,000

 Fresnillo Plc, 5.5%, 11/13/23 (144A)

 $

 7,965,250

 Steel - 0.4%

 3,645,000

 Allegheny Technologies, Inc., 9.375%, 6/1/19

 $

 4,282,875

 5,175,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 5,006,373

 6,200,000

 Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)

 5,672,256

 7,600,000

 Samarco Mineracao SA, 4.125%, 11/1/22 (144A)

 6,992,000

 3,000,000

 Samarco Mineracao SA, 5.75%, 10/24/23 (144A)

 2,970,000

 3,875,000

 Worthington Industries, Inc., 4.55%, 4/15/26

 3,977,319

 $

 28,900,823

 Paper Products - 0.5%

 2,725,000

 International Paper Co., 3.8%, 1/15/26

 $

 2,669,922

 10,035,000

 International Paper Co., 6.0%, 11/15/41

 10,819,004

 8,625,000

 Inversiones CMPC SA, 4.5%, 4/25/22 (144A)

 8,806,004

 11,110,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 10,110,100

 $

 32,405,030

 Total Materials

 $

 245,863,418

 Capital Goods - 1.6%

 Aerospace & Defense - 0.0% †

 1,025,000

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 738,000

 Building Products - 0.6%

 9,250,000

 Building Materials Corp of America, 5.375%, 11/15/24 (144A)

 $

 9,082,112

 3,665,000

 Building Materials Corp. of America, 6.75%, 5/1/21 (144A)

 3,820,762

 312,000

 Griffon Corp., 5.25%, 3/1/22

 310,440

 14,465,000

 Masco Corp., 7.125%, 3/15/20

 16,779,400

 5,975,000

 Owens Corning, 4.2%, 12/1/24

 5,864,869

 8,525,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 9,185,688

 $

 45,043,271

 Construction & Engineering - 0.2%

 3,500,000

 Dycom Investments, Inc., 7.125%, 1/15/21

 $

 3,657,500

 3,400,000

 Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)

 3,298,000

 6,425,000

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 5,525,500

 $

 12,481,000

 Electrical Components & Equipment - 0.1%

 3,500,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 3,287,830

 Industrial Conglomerates - 0.1%

 4,200,000

 Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)

 $

 3,401,580

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 1,125,000

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 1,153,125

 14,150,000

 Cummins, Inc., 5.65%, 3/1/98

 14,875,088

 1,385,000

 Cummins, Inc., 6.75%, 2/15/27

 1,702,261

 6,955,000

 Navistar International Corp., 8.25%, 11/1/21

 6,607,250

 $

 24,337,724

 Industrial Machinery - 0.1%

 4,754,000

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK)

 $

 4,326,140

 1,291,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 1,489,793

 $

 5,815,933

 Trading Companies & Distributors - 0.2%

 3,775,000

 Aircastle, Ltd., 6.25%, 12/1/19

 $

 4,090,968

 2,900,000

 Aircastle, Ltd., 7.625%, 4/15/20

 3,280,480

 6,865,000

 GATX Corp., 6.0%, 2/15/18

 7,502,292

 $

 14,873,740

 Total Capital Goods

 $

 109,979,078

 Commercial Services & Supplies - 0.2%

 Research & Consulting Services - 0.2%

 12,600,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 12,392,075

 Total Commercial Services & Supplies

 $

 12,392,075

 Transportation - 0.9%

 Airlines - 0.4%

 1,856,917

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 1,898,698

 230,680

 Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18

 243,944

 200,000

 Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.125%, 4/29/18 (144A)

 208,500

 50,000

 Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)

 51,125

 1,954,995

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 2,072,295

 2,704,745

 Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26

 2,704,745

 16,375,000

 Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29 (144A)

 16,190,781

 4,965,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 5,163,600

 $

 28,533,688

 Marine - 0.2%

 3,150,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18

 $

 1,945,125

 10,840,000

 Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)

 10,188,516

 $

 12,133,641

 Trucking - 0.2%

 1,602,000

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 1,699,163

 4,200,000

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 4,501,140

 6,672,243

 Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)

 3,536,289

 2,050,000

 Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)

 1,968,820

 $

 11,705,412

 Airport Services - 0.0% †

 3,375,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 3,341,250

 Highways & Railtracks - 0.1%

 MXN

 87,500,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 5,444,487

 Total Transportation

 $

 61,158,478

 Consumer Durables & Apparel - 0.8%

 Home Furnishings - 0.0%†

 3,450,000

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 3,445,104

 Homebuilding - 0.5%

 5,880,000

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 $

 5,791,800

 3,460,000

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 3,444,153

 3,140,000

 Desarrolladora Homex SAB de CV, 12/11/19 (144A) (f)

 188,714

 3,865,000

 Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A) (f)

 274,802

 7,780,000

 DR Horton, Inc., 5.75%, 8/15/23

 8,227,350

 5,985,000

 KB Home, 7.625%, 5/15/23

 6,254,325

 1,500,000

 KB Home, Inc., 8.0%, 3/15/20

 1,650,000

 6,230,000

 The Ryland Group, Inc., 5.375%, 10/1/22

 6,292,300

 $

 32,123,444

 Household Appliances - 0.1%

 8,100,000

 Arcelik AS, 5.0%, 4/3/23 (144A)

 $

 7,748,622

 Housewares & Specialties - 0.2%

 9,539,000

 Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)

 $

 10,763,474

 Total Consumer Durables & Apparel

 $

 54,080,644

 Consumer Services - 1.2%

 Casinos & Gaming - 0.7%

 EURO

 2,655,410

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $

 3,021,467

 120,000

 International Game Technology, 7.5%, 6/15/19

 127,800

 26,996

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK)

 270

 11,815,000

 MGM Resorts International, 6.0%, 3/15/23

 11,962,688

 18,000,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 17,235,000

 345,000

 Wynn Las Vegas LLC, 5.375%, 3/15/22

 350,175

 16,415,000

 Wynn Macau Ltd., 5.25%, 10/15/21 (144A)

 15,512,175

 $

 48,209,575

 Education Services - 0.4%

 4,550,000

 Bowdoin College, 4.693%, 7/1/12

 $

 3,805,634

 5,600,000

 President and Fellows of Harvard College, 2.3%, 10/1/23

 5,262,197

 14,800,000

 Tufts University, 5.017%, 4/15/12

 14,860,576

 5,100,000

 William Marsh Rice University, 4.626%, 5/15/63

 5,024,857

 $

 28,953,264

 Specialized Consumer Services - 0.1%

 4,005,000

 Pontis III, Ltd., 4.843%, 6/8/25 (Step) (144A)

 $

 3,984,975

 3,322,000

 Service Corp. International United States, 8.0%, 11/15/21

 3,870,130

 525,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 514,500

 $

 8,369,605

 Total Consumer Services

 $

 85,532,444

 Media - 0.5%

 Broadcasting - 0.4%

 9,400,000

 CBS Corp., 4.6%, 1/15/45

 $

 8,393,279

 10,705,000

 CCO Holdings LLC, 6.625%, 1/31/22

 11,159,962

 3,775,000

 CCO Holdings LLC, 7.375%, 6/1/20

 3,987,344

 $

 23,540,585

 Cable & Satellite - 0.1%

 4,000,000

 DIRECTV Holdings LLC, 3.95%, 1/15/25

 $

 3,921,656

 5,350,000

 Numericable-SFR SAS, 6.0%, 5/15/22 (144A)

 5,273,094

 $

 9,194,750

 Total Media

 $

 32,735,335

 Retailing - 0.6%

 Catalog Retail - 0.2%

 18,100,000

 QVC, Inc., 4.45%, 2/15/25

 $

 17,465,486

 Internet Retail - 0.3%

 9,810,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 9,894,621

 7,110,000

 Expedia, Inc., 5.95%, 8/15/20

 7,924,920

 $

 17,819,541

 Computer & Electronics Retail - 0.0% †

 1,995,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $

 1,950,112

 Specialty Stores - 0.1%

 5,420,000

 Outerwall, Inc., 6.0%, 3/15/19

 $

 5,433,550

 Total Retailing

 $

 42,668,689

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 5,398,336

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 6,067,767

 982,646

 CVS Pass-Through Trust, 6.036%, 12/10/28

 1,118,323

 $

 7,186,090

 Food Retail - 0.0% †

 391,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 367,540

 282,000

 Darling Ingredients, Inc., 5.375%, 1/15/22

 282,000

 $

 649,540

 Total Food & Staples Retailing

 $

 7,835,630

 Food, Beverage & Tobacco - 1.6%

 Distillers & Vintners - 0.0% †

 2,560,000

 Constellation Brands, Inc., 4.75%, 11/15/24

 $

 2,566,400

 Agricultural Products - 0.2%

 12,880,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 14,160,143

 Packaged Foods & Meats - 1.2%

 50,000

 Agrokor dd, 8.875%, 2/1/20 (144A)

 $

 54,200

 3,500,000

 BRF SA, 3.95%, 5/22/23 (144A)

 3,311,875

 6,385,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 6,199,835

 9,641,000

 Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)

 9,608,895

 4,600,000

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 5,002,500

 2,235,000

 JBS USA LLC, 5.75%, 6/15/25 (144A)

 2,209,186

 4,650,000

 JBS USA LLC, 8.25%, 2/1/20 (144A)

 4,929,000

 15,910,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

 15,154,275

 4,150,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 4,179,880

 3,750,000

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 3,831,375

 10,800,000

 MHP SA, 8.25%, 4/2/20 (144A)

 8,640,000

 5,000,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 5,502,500

 9,770,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 9,843,275

 6,890,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 6,890,000

 $

 85,356,796

 Tobacco - 0.2%

 10,630,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 9,301,250

 4,700,000

 RJ Reynolds Tobacco Co., 3.75%, 5/20/23

 4,568,062

 $

 13,869,312

 Total Food, Beverage & Tobacco

 $

 115,952,651

 Health Care Equipment & Services - 0.1%

 Health Care Facilities - 0.1%

 3,800,000

 HCA, Inc., 6.5%, 2/15/20

 $

 4,246,500

 3,200,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 3,196,000

 171,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 158,175

 $

 7,600,675

 Total Health Care Equipment & Services

 $

 7,600,675

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 8,169,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 $

 8,066,888

 1,975,000

 Endo, Ltd., 6.0%, 2/1/25 (144A)

 2,007,094

 $

 10,073,982

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 10,073,982

 Banks - 4.1%

 Diversified Banks - 3.6%

 8,110,000

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 8,155,116

 6,400,000

 7.38

 Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)

 7,024,154

 10,210,000

 6.88

 Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)

 11,333,100

 5,000,000

 Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)

 5,037,500

 2,400,000

 6.38

 Banco Santander SA, Floating Rate Note (Perpetual)

 2,340,605

 18,775,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 19,432,125

 20,050,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 19,962,382

 2,500,000

 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)

 2,530,000

 23,300,000

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 25,222,250

 2,270,000

 5.35

 BBVA Bancomer SA Texas, Floating Rate Note, 11/12/29 (144A)

 2,258,650

 15,280,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 15,050,800

 6,000,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 5,910,000

 18,500,000

 6.62

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 18,056,000

 IDR

 92,300,000,000

 Inter-American Development Bank, 4.5%, 2/4/16

 6,704,030

 INR

 208,750,000

 Inter-American Development Bank, 6.0%, 9/5/17

 3,237,969

 IDR

 114,720,000,000

 Inter-American Development Bank, 7.2%, 1/22/18

 8,281,007

 IDR

 17,080,000,000

 Inter-American Development Bank, 7.2%, 11/14/17

 1,231,899

 IDR

 22,600,000,000

 Inter-American Development Bank, 7.25%, 7/17/17

 1,647,982

 5,643,000

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 5,656,983

 3,925,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 4,477,597

 11,800,000

 Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)

 11,611,436

 17,800,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 18,230,671

 4,000,000

 4.00

 Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)

 4,095,940

 1,436,842

 3.04

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 1,436,300

 11,145,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 10,949,962

 18,802,000

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 18,348,609

 7,800,000

 VTB Bank OJSC Via VTB Capital SA, 6.0%, 4/12/17 (144A)

 7,816,380

 7,400,000

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 6,652,452

 2,130,000

 5.88

 Wells Fargo & Company, Floating Rate Note (Perpetual)

 2,180,694

 $

 254,872,593

 Regional Banks - 0.3%

 6,843,000

 Banco Internacional del Peru SAA Interbank, 5.75%, 10/7/20 (144A)

 $

 7,380,176

 1,500,000

 CoBank ACB, 7.875%, 4/16/18 (144A)

 1,731,052

 10,812,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 11,974,290

 660,000

 5.57

 Wachovia Capital Trust III, Floating Rate Note (Perpetual)

 652,575

 $

 21,738,093

 Thrifts & Mortgage Finance - 0.2%

 12,500,000

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 12,000,000

 843,000

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)

 871,864

 RUB

 246,800,000

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 8.625%, 4/26/16 (144A)

 4,327,085

 $

 17,198,949

 Total Banks

 $

 293,809,635

 Diversified Financials - 5.7%

 Other Diversified Financial Services - 1.7%

 9,380,000

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 10,772,151

 18,835,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 19,568,039

 INR

 1,260,600,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 19,725,968

 IDR

 105,700,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 7,456,676

 6,250,000

 Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c) (d)

 4,319,094

 2,550,000

 Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)

 2,630,708

 NZD

 15,300,000

 JPMorgan Chase & Co., 4.25%, 11/2/18

 10,454,670

 31,786,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 33,961,116

 5,300,000

 SUAM Finance BV, 4.875%, 4/17/24 (144A)

 5,339,750

 5,351,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (c)

 4,705,198

 $

 118,933,370

 Multi-Sector Holdings - 0.2%

 4,710,000

 GrupoSura Finance SA, 5.7%, 5/18/21 (144A)

 $

 5,014,737

 11,820,000

 IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)

 13,433,430

 $

 18,448,167

 Specialized Finance - 0.7%

 3,200,000

 Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)

 $

 3,314,147

 12,763,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 14,577,452

 7,180,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 7,610,800

 12,855,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 14,142,698

 1,750,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 1,771,875

 4,183,000

 Fly Leasing, Ltd., 6.75%, 12/15/20

 4,308,490

 4,695,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,290,056

 $

 50,015,518

 Consumer Finance - 0.9%

 3,500,000

 Ally Financial, Inc., 3.6%, 5/21/18

 $

 3,504,375

 1,750,000

 Ally Financial, Inc., 4.625%, 3/30/25

 1,666,875

 18,800,000

 5.55

 Capital One Financial Corp., Floating Rate Note (Perpetual)

 18,635,500

 INR

 358,950,000

 International Finance Corp., 6.3%, 11/25/24

 5,357,348

 INR

 1,036,140,000

 International Finance Corp., 7.75%, 12/3/16

 16,371,776

 INR

 1,040,880,000

 International Finance Corp., 8.25%, 6/10/21

 17,320,412

 $

 62,856,286

 Asset Management & Custody Banks - 0.9%

 7,925,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 $

 7,944,789

 5,375,000

 Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)

 5,756,593

 5,050,000

 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)

 5,894,820

 19,000

 Eaton Vance Corp., 6.5%, 10/2/17

 20,944

 21,530,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 21,792,343

 6,310,000

 Legg Mason, Inc., 5.625%, 1/15/44

 6,732,398

 10,150,000

 Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)

 9,203,188

 5,450,000

 4.50

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 5,041,250

 $

 62,386,325

 Investment Banking & Brokerage - 1.3%

 5,945,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 6,680,123

 7,750,000

 Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)

 8,836,504

 13,200,000

 Morgan Stanley, 4.1%, 5/22/23

 13,224,671

 4,400,000

 Morgan Stanley, 4.875%, 11/1/22

 4,680,315

 1,750,000

 5.55

 Morgan Stanley, Floating Rate Note (Perpetual)

 1,737,312

 13,475,000

 TD Ameritrade Holding Corp., 3.625%, 4/1/25

 13,684,496

 NZD

 13,855,000

 The Goldman Sachs Group, Inc., 5.2%, 12/17/19

 9,695,085

 7,400,000

 The Goldman Sachs Group, Inc., 6.45%, 5/1/36

 8,350,241

 5,400,000

 The Goldman Sachs Group, Inc., 6.75%, 10/1/37

 6,333,919

 16,775,000

 UBS AG, 7.625%, 8/17/22

 19,660,283

 $

 92,882,949

 Total Diversified Financials

 $

 405,522,615

 Insurance - 5.8%

 Insurance Brokers - 0.2%

 16,900,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 16,681,669

 Life & Health Insurance - 0.4%

 11,240,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 $

 11,650,260

 5,969,000

 8.88

 Prudential Financial, Inc., Floating Rate Note, 6/15/68

 6,983,730

 7,575,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 8,005,260

 GBP

 1,263,147

 TIG FINCO Plc, 8.75%, 4/2/20

 1,967,186

 GBP

 222,908

 N/A

 TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)

 368,189

 2,700,000

 5.65

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 2,757,375

 $

 31,732,000

 Multi-line Insurance - 0.4%

 10,060,000

 AXA SA, 8.6%, 12/15/30

 $

 13,481,959

 11,050,000

 Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)

 13,497,763

 3,800,000

 Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)

 4,749,103

 $

 31,728,825

 Property & Casualty Insurance - 0.6%

 10,110,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 11,981,290

 12,255,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 12,494,487

 12,600,000

 The Hanover Insurance Group, Inc., 6.375%, 6/15/21

 14,550,505

 $

 39,026,282

 Reinsurance - 4.2%

 2,200,000

 5.91

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 2,186,360

 8,128,729

 Altair Re, Variable Rate Notes, 6/30/16

 4,735,798

 7,600,000

 Altair Re, Variable Rate Notes, 6/30/17

 7,828,000

 7,500,000

 6.38

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 7,755,060

 3,033,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15

 3,455,497

 2,133,500

 Arlington Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 8/31/16

 2,148,648

 500,000

 3.46

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 508,550

 2,753,000

 Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16

 2,814,117

 5,650,000

 4.37

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 5,617,795

 4,433,000

 5.27

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 4,347,886

 5,300,000

 6.86

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 5,315,900

 10,280,000

 Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16

 10,930,724

 3,189,193

 Clarendon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 6/15/16

 3,060,987

 2,150,000

 0.00

 Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)

 2,047,660

 850,000

 9.00

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 857,310

 7,200,000

 Eden Re II, Ltd., 4/19/18 (Cat Bond) (144A) (d)

 7,372,800

 3,750,000

 5.01

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)

 3,749,625

 11,510,100

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 11,612,540

 2,550,000

 Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16

 2,439,075

 6,150,000

 7.43

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 6,190,590

 7,100,000

 Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15

 7,100,000

 3,900,000

 2.22

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 3,869,580

 16,776,500

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17

 17,628,746

 2,943,500

 Hereford Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 2,979,116

 3,350,000

 4.00

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 3,336,600

 500,000

 4.51

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 495,450

 6,190,000

 3.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 6,108,911

 925,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 890,590

 1,300,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 1,245,920

 2,260,378

 Lahinch Re, Variable Rate Notes, 6/15/16

 2,203,643

 50,000

 3.97

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 49,810

 5,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18

 5,693,520

 3,800,000

 2.02

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 3,782,140

 1,250,000

 N/A

 Merna Reinsurance, Ltd., Floating Rate Note, 4/9/18 (Cat Bond) (144A)

 1,245,750

 5,825,133

 Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 5,871,734

 250,000

 11.83

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 248,225

 6,250,000

 8.03

 Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 6,250,625

 14,100,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19

 14,919,210

 14,520,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19

 14,591,148

 11,730,000

 Pangaea Re., Variable Rate Notes, 7/1/18

 211,140

 7,017,560

 PI-1, Series C - 2014 (KANE SAC Ltd.), Variable Rate Notes, 7/7/16

 7,028,788

 3,554,000

 Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16

 3,632,899

 1,000,000

 3.51

 Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)

 971,100

 3,250,000

 8.91

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 3,200,275

 2,300,000

 4.51

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,322,540

 4,500,000

 8.01

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 4,693,950

 250,000

 5.30

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 241,225

 3,500,000

 3.02

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 3,372,950

 7,650,000

 4.02

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 7,471,755

 3,000,000

 3.54

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 2,922,600

 3,500,000

 3.91

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 3,461,500

 20,917

 Sector Re V, Ltd., Variable Rate Notes, 12/1/18 (144A)

 150,697

 2,900,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A)

 3,057,470

 2,500,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A)

 2,527,000

 4,700,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A)

 4,726,320

 3,270

 Sector Re V, Ltd., Variable Rate Notes, 3/30/19  (144A)

 448,001

 3,500,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A)

 136,500

 4,500,000

 Silverton RE, Ltd., Variable Rate Notes, 9/18/17 (144A)

 4,996,800

 7,246,500

 St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16

 7,394,329

 2,000,000

 8.51

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 2,034,600

 6,010,717

 Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 6,044,978

 2,024,000

 Turnberry Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/15/16

 2,042,621

 12,033,893

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017

 12,609,113

 5,500,000

 3.51

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 5,569,850

 2,200,000

 2.77

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 2,227,940

 800,000

 2.52

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 809,120

 950,000

 1.77

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 942,875

 6,215,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 6,450,132

 $

 295,184,708

 Total Insurance

 $

 414,353,484

 Real Estate - 1.1%

 Diversified REIT - 0.2%

 7,300,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 $

 7,432,101

 530,000

 MPT Operating Partnership LP, 5.5%, 5/1/24

 545,900

 6,680,000

 WP Carey, Inc., 4.6%, 4/1/24

 6,707,148

 $

 14,685,149

 Health Care REIT - 0.2%

 3,150,000

 Health Care Real Estate Investment Trust, Inc., 5.25%, 1/15/22

 $

 3,445,665

 3,370,000

 Healthcare Realty Trust, Inc., 5.75%, 1/15/21

 3,731,692

 6,463,000

 Senior Housing Properties Trust, 6.75%, 4/15/20

 7,257,833

 $

 14,435,190

 Office REIT - 0.6%

 100,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 98,983

 4,802,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 4,781,961

 11,010,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 11,598,319

 9,205,000

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 9,320,062

 9,060,000

 Highwoods Realty LP, 3.625%, 1/15/23

 8,938,641

 11,130,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 10,513,543

 $

 45,251,509

 Specialized REIT - 0.1%

 3,205,000

 CubeSmart LP, 4.8%, 7/15/22

 $

 3,447,183

 Real Estate Operating Companies - 0.0% †

 50,000

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $

 50,650

 Total Real Estate

 $

 77,869,681

 Software & Services - 0.4%

 Internet Software & Services - 0.1%

 5,075,000

 Equinix, Inc., 5.375%, 1/1/22

 $

 5,087,688

 6,275,000

 Equinix, Inc., 5.75%, 1/1/25

 6,212,250

 $

 11,299,938

 Data Processing & Outsourced Services - 0.2%

 13,230,000

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 13,593,825

 Home Entertainment Software - 0.1%

 6,015,000

 Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)

 $

 6,300,712

 Total Software & Services

 $

 31,194,475

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.0% †

 1,500,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 1,451,250

 Technology Hardware, Storage & Peripherals - 0.4%

 5,595,000

 NCR Corp., 6.375%, 12/15/23

 $

 5,930,700

 3,900,000

 Seagate HDD Cayman, 4.75%, 1/1/25 (144A)

 3,876,023

 13,870,000

 Seagate HDD Cayman, 4.75%, 6/1/23

 14,087,315

 6,400,000

 Seagate HDD Cayman, 4.875%, 6/1/27 (144A)

 6,221,222

 $

 30,115,260

 Electronic Manufacturing Services - 0.3%

 4,615,000

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 4,718,838

 15,200,000

 Flextronics International, Ltd., 5.0%, 2/15/23

 15,497,160

 $

 20,215,998

 Total Technology Hardware & Equipment

 $

 51,782,508

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 8,360,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 $

 7,064,200

 1,996,566

 LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK)

 399,313

 13,185,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 12,641,119

 $

 20,104,632

 Total Semiconductors & Semiconductor Equipment

 $

 20,104,632

 Telecommunication Services - 2.3%

 Integrated Telecommunication Services - 1.5%

 7,100,000

 AT&T, Inc., 4.75%, 5/15/46

 $

 6,460,815

 4,100,000

 CenturyLink, Inc., 6.45%, 6/15/21

 4,130,750

 3,510,000

 CenturyLink, Inc., 7.6%, 9/15/39

 3,180,938

 3,100,000

 CenturyLink, Inc., 7.65%, 3/15/42

 2,805,500

 7,371,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 7,757,978

 11,090,000

 Frontier Communications Corp., 8.5%, 4/15/20

 11,594,595

 10,355,000

 Frontier Communications Corp., 8.75%, 4/15/22

 10,251,450

 11,000,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)

 10,941,590

 3,094,581

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 3,132,846

 3,200,000

 Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)

 3,040,000

 EURO

 2,625,000

 Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)

 3,065,676

 9,215,000

 Verizon Communications, Inc., 5.012%, 8/21/54

 8,455,564

 9,186,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 10,745,360

 9,870,000

 Windstream Services LLC, 6.375%, 8/1/23

 8,031,712

 8,680,000

 Windstream Services LLC, 7.75%, 10/15/20

 8,495,550

 $

 102,090,324

 Wireless Telecommunication Services - 0.8%

 3,750,000

 Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)

 $

 3,690,375

 6,850,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 7,434,668

 3,135,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 3,569,555

 9,950,000

 SBA Tower Trust, 3.869%, 10/15/49 (144A)

 10,018,506

 10,375,000

 Sprint Corp., 7.25%, 9/15/21

 10,115,625

 4,150,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 4,345,008

 4,915,000

 T-Mobile USA, Inc., 6.625%, 11/15/20

 5,111,600

 11,600,000

 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)

 11,339,000

 RUB

 193,400,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 3,203,466

 $

 58,827,803

 Total Telecommunication Services

 $

 160,918,127

 Utilities - 2.5%

 Electric Utilities - 1.4%

 5,720,000

 Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)

 $

 6,882,590

 23,175,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 24,676,022

 5,285,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 5,291,606

 9,485,000

 Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)

 9,328,023

 215,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 235,703

 10,830,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 12,427,425

 290,835

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 291,562

 5,000,000

 Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)

 5,315,600

 4,150,000

 Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)

 4,409,375

 2,725,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 3,072,438

 1,330,000

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 1,652,525

 85,000

 Nevada Power Co., 6.5%, 8/1/18

 96,997

 3,725,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 4,334,693

 8,675,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 9,577,200

 10,935,000

 Talen Energy Supply LLC, 5.125%, 7/15/19 (144A)

 10,716,300

 $

 98,308,059

 Gas Utilities - 0.2%

 1,965,000

 Nakilat, Inc., 6.067%, 12/31/33 (144A)

 $

 2,267,119

 3,769,638

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 4,349,220

 6,200,000

 Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)

 6,091,500

 $

 12,707,839

 Multi-Utilities - 0.3%

 18,225,000

 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54

 $

 17,745,919

 1,350,000

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

 607,500

 2,752,183

 Ormat Funding Corp., 8.25%, 12/30/20

 2,807,227

 50,000

 Sempra Energy, 9.8%, 2/15/19

 62,799

 $

 21,223,445

 Independent Power Producers & Energy Traders - 0.6%

 10,000,000

 AES Corp., 5.5%, 4/15/25

 $

 9,500,000

 1,249,303

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 1,452,191

 6,100,000

 Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)

 5,116,375

 8,380,000

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 8,788,525

 4,280,000

 InterGen NV, 7.0%, 6/30/23 (144A)

 3,809,200

 2,879,754

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 3,109,271

 2,545,561

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,932,165

 7,850,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 7,496,750

 4,130,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)

 4,191,950

 $

 46,396,427

 Total Utilities

 $

 178,635,770

 TOTAL CORPORATE BONDS

 (Cost $2,828,877,382)

 $

 2,816,450,352

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.2%

 4,870,268

 Fannie Mae, 3.5%, 11/1/40

 $

 5,031,690

 1,818,943

 Fannie Mae, 3.5%, 11/1/42

 1,880,675

 868,164

 Fannie Mae, 3.5%, 11/1/42

 897,854

 398,902

 Fannie Mae, 3.5%, 11/1/42

 412,570

 1,150,246

 Fannie Mae, 3.5%, 11/1/42

 1,189,659

 5,116,164

 Fannie Mae, 3.5%, 12/1/25

 5,407,482

 41,025

 Fannie Mae, 3.5%, 12/1/42

 42,430

 1,525,407

 Fannie Mae, 3.5%, 12/1/42

 1,577,644

 15,116,077

 Fannie Mae, 3.5%, 3/1/29

 15,946,731

 6,030,056

 Fannie Mae, 3.5%, 4/1/29

 6,362,231

 6,474,596

 Fannie Mae, 3.5%, 4/1/29

 6,831,257

 24,059,027

 Fannie Mae, 3.5%, 4/1/45

 24,821,870

 1,791,976

 Fannie Mae, 3.5%, 6/1/42

 1,852,629

 7,538,945

 Fannie Mae, 3.5%, 7/1/26

 7,967,701

 15,793,343

 Fannie Mae, 3.5%, 7/1/43

 16,322,998

 23,352,000

 Fannie Mae, 3.5%, 7/14/15

 24,065,331

 20,005,556

 Fannie Mae, 3.5%, 8/1/42

 20,684,837

 38,346,844

 Fannie Mae, 3.5%, 8/1/42

 39,648,923

 1,032,870

 Fannie Mae, 4.0%, 1/1/42

 1,100,382

 3,075,292

 Fannie Mae, 4.0%, 1/1/42

 3,272,236

 239,478

 Fannie Mae, 4.0%, 1/1/45

 254,130

 540,205

 Fannie Mae, 4.0%, 1/1/45

 573,688

 2,119,084

 Fannie Mae, 4.0%, 1/1/45

 2,247,693

 98,379

 Fannie Mae, 4.0%, 1/1/45

 104,273

 45,855

 Fannie Mae, 4.0%, 1/1/45

 48,675

 5,465,038

 Fannie Mae, 4.0%, 10/1/43

 5,822,045

 98,254

 Fannie Mae, 4.0%, 10/1/44

 104,163

 711,386

 Fannie Mae, 4.0%, 10/1/44

 754,326

 229,686

 Fannie Mae, 4.0%, 10/1/44

 243,449

 211,279

 Fannie Mae, 4.0%, 10/1/44

 224,052

 670,660

 Fannie Mae, 4.0%, 10/1/44

 710,643

 26,215

 Fannie Mae, 4.0%, 10/1/44

 27,795

 679,871

 Fannie Mae, 4.0%, 10/1/44

 720,744

 2,667,944

 Fannie Mae, 4.0%, 11/1/41

 2,840,747

 17,194

 Fannie Mae, 4.0%, 11/1/41

 18,276

 904,152

 Fannie Mae, 4.0%, 11/1/42

 958,425

 8,075,379

 Fannie Mae, 4.0%, 11/1/43

 8,595,463

 2,793,490

 Fannie Mae, 4.0%, 11/1/43

 2,986,264

 193,217

 Fannie Mae, 4.0%, 11/1/44

 204,852

 746,278

 Fannie Mae, 4.0%, 11/1/44

 791,487

 342,088

 Fannie Mae, 4.0%, 11/1/44

 362,694

 11,613,417

 Fannie Mae, 4.0%, 11/1/44

 12,346,194

 690,018

 Fannie Mae, 4.0%, 11/1/44

 731,942

 849,565

 Fannie Mae, 4.0%, 11/1/44

 901,661

 548,288

 Fannie Mae, 4.0%, 11/1/44

 581,520

 912,069

 Fannie Mae, 4.0%, 11/1/44

 967,422

 74,323

 Fannie Mae, 4.0%, 12/1/23

 78,750

 18,735

 Fannie Mae, 4.0%, 12/1/30

 20,006

 5,907,222

 Fannie Mae, 4.0%, 12/1/40

 6,331,096

 22,436,088

 Fannie Mae, 4.0%, 12/1/41

 23,885,664

 6,464,106

 Fannie Mae, 4.0%, 12/1/41

 6,850,188

 99,806

 Fannie Mae, 4.0%, 12/1/41

 105,915

 13,701

 Fannie Mae, 4.0%, 12/1/42

 14,525

 1,554,826

 Fannie Mae, 4.0%, 12/1/43

 1,655,149

 152,340

 Fannie Mae, 4.0%, 12/1/44

 161,743

 478,701

 Fannie Mae, 4.0%, 12/1/44

 507,595

 1,298,006

 Fannie Mae, 4.0%, 12/1/44

 1,376,285

 1,267,223

 Fannie Mae, 4.0%, 12/1/44

 1,344,131

 1,485,375

 Fannie Mae, 4.0%, 12/1/44

 1,575,975

 961,491

 Fannie Mae, 4.0%, 12/1/44

 1,020,576

 2,543,746

 Fannie Mae, 4.0%, 2/1/42

 2,701,993

 292,609

 Fannie Mae, 4.0%, 2/1/42

 310,153

 1,545,339

 Fannie Mae, 4.0%, 2/1/43

 1,646,916

 23,358,029

 Fannie Mae, 4.0%, 2/1/44

 24,749,535

 3,032,165

 Fannie Mae, 4.0%, 2/1/44

 3,237,847

 4,599,616

 Fannie Mae, 4.0%, 2/1/44

 4,901,700

 981,608

 Fannie Mae, 4.0%, 2/1/45

 1,041,690

 31,491

 Fannie Mae, 4.0%, 3/1/39

 33,440

 126,864

 Fannie Mae, 4.0%, 3/1/44

 134,441

 282,853

 Fannie Mae, 4.0%, 4/1/41

 301,640

 2,620,933

 Fannie Mae, 4.0%, 4/1/42

 2,786,339

 3,543,470

 Fannie Mae, 4.0%, 4/1/42

 3,757,224

 357,574

 Fannie Mae, 4.0%, 5/1/42

 379,028

 12,403,393

 Fannie Mae, 4.0%, 5/1/44

 13,142,299

 258,784

 Fannie Mae, 4.0%, 6/1/42

 274,454

 1,458,468

 Fannie Mae, 4.0%, 6/1/44

 1,545,584

 3,030

 Fannie Mae, 4.0%, 7/1/18

 3,176

 255,776

 Fannie Mae, 4.0%, 7/1/42

 272,171

 1,418,390

 Fannie Mae, 4.0%, 7/1/44

 1,503,430

 20,857,463

 Fannie Mae, 4.0%, 7/1/44

 22,105,643

 17,014,275

 Fannie Mae, 4.0%, 8/1/42

 18,129,988

 5,145,242

 Fannie Mae, 4.0%, 8/1/43

 5,476,584

 4,260,636

 Fannie Mae, 4.0%, 8/1/43

 4,538,957

 791,844

 Fannie Mae, 4.0%, 8/1/44

 839,360

 1,206,990

 Fannie Mae, 4.0%, 8/1/44

 1,279,291

 33,900,000

 Fannie Mae, 4.0%, 8/13/15

 35,836,932

 790,850

 Fannie Mae, 4.0%, 9/1/37

 840,263

 244,127

 Fannie Mae, 4.0%, 9/1/44

 258,728

 611,389

 Fannie Mae, 4.0%, 9/1/44

 648,238

 7,278,424

 Fannie Mae, 4.5%, 10/1/43

 7,868,776

 4,209,407

 Fannie Mae, 4.5%, 10/1/43

 4,552,764

 4,172,519

 Fannie Mae, 4.5%, 11/1/40

 4,521,017

 7,336,472

 Fannie Mae, 4.5%, 11/1/43

 7,931,533

 3,519,253

 Fannie Mae, 4.5%, 11/1/43

 3,856,342

 1,277,115

 Fannie Mae, 4.5%, 11/1/43

 1,399,622

 19,832,858

 Fannie Mae, 4.5%, 12/1/40

 21,480,805

 37,633

 Fannie Mae, 4.5%, 12/1/41

 40,802

 3,305,561

 Fannie Mae, 4.5%, 12/1/41

 3,587,068

 34,173,981

 Fannie Mae, 4.5%, 2/1/44

 36,963,669

 35,075,924

 Fannie Mae, 4.5%, 2/1/44

 37,938,917

 239,925

 Fannie Mae, 4.5%, 3/1/35

 259,385

 1,152,925

 Fannie Mae, 4.5%, 3/1/41

 1,246,438

 1,246,673

 Fannie Mae, 4.5%, 3/1/41

 1,347,790

 9,152

 Fannie Mae, 4.5%, 4/1/41

 9,919

 5,928,757

 Fannie Mae, 4.5%, 5/1/41

 6,424,163

 18,628,964

 Fannie Mae, 4.5%, 7/1/41

 20,338,064

 4,166,070

 Fannie Mae, 4.5%, 7/1/41

 4,516,917

 258,023

 Fannie Mae, 4.5%, 8/1/40

 279,551

 23,050,528

 Fannie Mae, 4.5%, 8/1/41

 24,983,129

 1,042,681

 Fannie Mae, 4.5%, 9/1/41

 1,131,594

 12,192,398

 Fannie Mae, 4.5%, 9/1/43

 13,204,315

 2,109,078

 Fannie Mae, 5.0%, 1/1/39

 2,326,439

 36,600,357

 Fannie Mae, 5.0%, 1/1/45

 40,403,361

 909,473

 Fannie Mae, 5.0%, 10/1/40

 1,012,091

 49,164,252

 Fannie Mae, 5.0%, 11/1/44

 54,380,269

 277,354

 Fannie Mae, 5.0%, 2/1/22

 300,052

 12,466

 Fannie Mae, 5.0%, 4/1/22

 13,275

 682,246

 Fannie Mae, 5.0%, 5/1/38

 752,559

 710,062

 Fannie Mae, 5.0%, 5/1/41

 784,391

 136,502

 Fannie Mae, 5.0%, 6/1/22

 142,892

 32,185

 Fannie Mae, 5.0%, 6/1/22

 34,900

 5,974,069

 Fannie Mae, 5.0%, 6/1/35

 6,607,225

 3,395,005

 Fannie Mae, 5.0%, 6/1/40

 3,753,148

 636,963

 Fannie Mae, 5.0%, 6/1/40

 704,237

 1,458,656

 Fannie Mae, 5.0%, 7/1/35

 1,613,180

 3,274,349

 Fannie Mae, 5.0%, 7/1/35

 3,615,596

 1,368,956

 Fannie Mae, 5.0%, 7/1/39

 1,510,040

 750,104

 Fannie Mae, 5.0%, 7/1/39

 828,271

 1,415,289

 Fannie Mae, 5.0%, 7/1/39

 1,561,148

 2,631,479

 Fannie Mae, 5.0%, 7/1/40

 2,907,528

 701,470

 Fannie Mae, 5.0%, 7/1/41

 773,763

 2,266,163

 Fannie Mae, 5.0%, 8/1/35

 2,506,227

 19,555,720

 Fannie Mae, 5.0%, 9/1/43

 21,571,124

 245,079

 Fannie Mae, 5.5%, 12/1/35

 275,619

 6,354

 Fannie Mae, 5.5%, 2/1/33

 6,971

 467,527

 Fannie Mae, 5.5%, 3/1/21

 505,278

 95,074

 Fannie Mae, 5.5%, 3/1/36

 107,883

 146,085

 Fannie Mae, 5.5%, 4/1/34

 164,739

 221,804

 Fannie Mae, 5.5%, 4/1/36

 248,743

 37,569

 Fannie Mae, 5.5%, 5/1/33

 42,122

 29,766

 Fannie Mae, 5.5%, 6/1/33

 33,471

 69,036

 Fannie Mae, 5.5%, 7/1/33

 77,859

 13,873

 Fannie Mae, 6.0%, 1/1/33

 15,838

 97,086

 Fannie Mae, 6.0%, 1/1/34

 110,957

 3,322

 Fannie Mae, 6.0%, 10/1/32

 3,799

 5,927

 Fannie Mae, 6.0%, 11/1/32

 6,726

 58,606

 Fannie Mae, 6.0%, 12/1/32

 66,912

 105,640

 Fannie Mae, 6.0%, 12/1/33

 120,580

 246,472

 Fannie Mae, 6.0%, 12/1/37

 279,740

 1,918

 Fannie Mae, 6.0%, 3/1/32

 2,200

 7,870

 Fannie Mae, 6.0%, 3/1/33

 8,988

 7,732

 Fannie Mae, 6.0%, 3/1/33

 8,775

 358,733

 Fannie Mae, 6.0%, 4/1/38

 408,196

 123,589

 Fannie Mae, 6.0%, 5/1/33

 141,280

 311,883

 Fannie Mae, 6.0%, 6/1/37

 354,952

 26,595

 Fannie Mae, 6.0%, 7/1/17

 27,354

 147,292

 Fannie Mae, 6.0%, 7/1/38

 167,560

 13,707

 Fannie Mae, 6.5%, 10/1/32

 15,741

 3,742

 Fannie Mae, 6.5%, 11/1/32

 4,297

 1,243

 Fannie Mae, 6.5%, 2/1/32

 1,443

 3,765

 Fannie Mae, 6.5%, 3/1/32

 4,324

 338

 Fannie Mae, 6.5%, 4/1/29

 388

 1,762

 Fannie Mae, 6.5%, 5/1/31

 2,024

 273

 Fannie Mae, 6.5%, 6/1/31

 313

 3,050

 Fannie Mae, 6.5%, 8/1/32

 3,503

 463

 Fannie Mae, 7.0%, 2/1/29

 528

 1,335

 Fannie Mae, 7.0%, 5/1/28

 1,581

 614

 Fannie Mae, 7.0%, 7/1/31

 657

 933

 Fannie Mae, 7.5%, 1/1/28

 1,049

 2,882,329

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/40

 2,969,551

 9,008,066

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 9,552,157

 699,000

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/44

 719,907

 4,944,332

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 5,092,217

 6,095,824

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/43

 6,283,035

 4,845,765

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 5,124,891

 6,624,883

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 7,032,877

 855,333

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 909,063

 11,737,453

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 12,419,553

 16,427,952

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 17,383,095

 1,833,582

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,948,758

 1,954,554

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 2,077,328

 1,447,463

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,538,333

 639,750

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35

 693,741

 822,757

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/43

 890,199

 1,218,338

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 1,319,543

 3,412,029

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/43

 3,682,060

 56,506

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/44

 61,173

 150,109

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/44

 162,217

 2,163,326

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/40

 2,340,739

 230,975

 Federal Home Loan Mortgage Corp., 4.5%, 9/1/41

 249,842

 2,355,090

 Federal Home Loan Mortgage Corp., 4.5%, 9/1/43

 2,544,346

 109,642

 Federal Home Loan Mortgage Corp., 4.5%, 9/1/43

 118,436

 63,260

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 70,167

 9,021,745

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/39

 9,959,021

 416,952

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 450,873

 303,875

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/34

 336,149

 302,210

 Federal Home Loan Mortgage Corp., 5.0%, 4/1/23

 328,573

 55,132

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34

 60,635

 252,763

 Federal Home Loan Mortgage Corp., 5.0%, 7/1/35

 278,928

 704,925

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 775,305

 495,366

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 544,837

 3,874

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 3,883

 4,815,338

 Federal Home Loan Mortgage Corp., 5.5%, 6/1/41

 5,397,324

 86,961

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 98,384

 85,040

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 97,437

 12,101

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/37

 13,699

 110,105

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 125,232

 232,726

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/37

 263,382

 9,829

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 11,123

 16,010

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 18,125

 99,543

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17

 102,985

 158,995

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 179,797

 169,493

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 193,944

 2,357

 Federal Home Loan Mortgage Corp., 6.5%, 9/1/32

 2,699

 23,552

 Federal National Mortgage Association, 4.0%, 2/1/44

 24,957

 1,069,063

 Federal National Mortgage Association, 4.0%, 8/1/44

 1,133,670

 810,660

 Federal National Mortgage Association, 5.0%, 12/1/41

 897,402

 15,716,034

 Government National Mortgage Association I, 3.5%, 10/15/44

 16,325,935

 902,506

 Government National Mortgage Association I, 3.5%, 10/15/44

 937,530

 14,572,138

 Government National Mortgage Association I, 3.5%, 7/15/42

 15,139,318

 14,558,239

 Government National Mortgage Association I, 3.5%, 9/15/44

 15,123,208

 21,480

 Government National Mortgage Association I, 4.0%, 1/15/40

 22,883

 15,494

 Government National Mortgage Association I, 4.0%, 1/15/41

 16,544

 80,580

 Government National Mortgage Association I, 4.0%, 1/15/41

 85,948

 19,607

 Government National Mortgage Association I, 4.0%, 1/15/42

 20,887

 47,175

 Government National Mortgage Association I, 4.0%, 10/15/40

 50,256

 19,765

 Government National Mortgage Association I, 4.0%, 10/15/40

 21,056

 16,062

 Government National Mortgage Association I, 4.0%, 10/15/41

 17,127

 18,508

 Government National Mortgage Association I, 4.0%, 10/15/41

 19,717

 225,629

 Government National Mortgage Association I, 4.0%, 10/15/41

 240,689

 32,156

 Government National Mortgage Association I, 4.0%, 10/15/41

 34,256

 21,191

 Government National Mortgage Association I, 4.0%, 10/15/41

 22,576

 7,909

 Government National Mortgage Association I, 4.0%, 10/15/43

 8,425

 15,206

 Government National Mortgage Association I, 4.0%, 10/15/43

 16,200

 21,975

 Government National Mortgage Association I, 4.0%, 11/15/40

 23,439

 90,262

 Government National Mortgage Association I, 4.0%, 11/15/40

 96,305

 323,984

 Government National Mortgage Association I, 4.0%, 11/15/40

 345,146

 77,413

 Government National Mortgage Association I, 4.0%, 11/15/41

 82,736

 20,201

 Government National Mortgage Association I, 4.0%, 11/15/41

 21,521

 25,814

 Government National Mortgage Association I, 4.0%, 11/15/41

 27,502

 16,836

 Government National Mortgage Association I, 4.0%, 11/15/42

 17,935

 17,013

 Government National Mortgage Association I, 4.0%, 11/15/43

 18,159

 27,695

 Government National Mortgage Association I, 4.0%, 11/15/44

 29,588

 503,515

 Government National Mortgage Association I, 4.0%, 11/15/44

 536,559

 19,225

 Government National Mortgage Association I, 4.0%, 12/15/40

 20,481

 15,349

 Government National Mortgage Association I, 4.0%, 12/15/40

 16,360

 25,619

 Government National Mortgage Association I, 4.0%, 12/15/41

 27,292

 19,327

 Government National Mortgage Association I, 4.0%, 12/15/41

 20,590

 29,164

 Government National Mortgage Association I, 4.0%, 12/15/41

 31,101

 741,568

 Government National Mortgage Association I, 4.0%, 12/15/44

 792,308

 1,810,748

 Government National Mortgage Association I, 4.0%, 12/15/44

 1,929,023

 22,036

 Government National Mortgage Association I, 4.0%, 12/15/44

 23,476

 1,620,052

 Government National Mortgage Association I, 4.0%, 2/15/41

 1,726,793

 33,802

 Government National Mortgage Association I, 4.0%, 2/15/41

 36,009

 31,407

 Government National Mortgage Association I, 4.0%, 2/15/42

 33,459

 23,699

 Government National Mortgage Association I, 4.0%, 2/15/42

 25,247

 21,755

 Government National Mortgage Association I, 4.0%, 2/15/42

 23,176

 14,247

 Government National Mortgage Association I, 4.0%, 3/15/39

 15,177

 114,318

 Government National Mortgage Association I, 4.0%, 3/15/41

 121,986

 6,132,625

 Government National Mortgage Association I, 4.0%, 3/15/44

 6,533,194

 10,575,134

 Government National Mortgage Association I, 4.0%, 3/15/44

 11,265,878

 299,022

 Government National Mortgage Association I, 4.0%, 3/15/44

 318,553

 917,468

 Government National Mortgage Association I, 4.0%, 3/15/44

 977,395

 20,536

 Government National Mortgage Association I, 4.0%, 4/15/39

 21,877

 24,155

 Government National Mortgage Association I, 4.0%, 4/15/39

 25,733

 38,412

 Government National Mortgage Association I, 4.0%, 4/15/41

 40,972

 22,774

 Government National Mortgage Association I, 4.0%, 4/15/43

 24,261

 3,408,699

 Government National Mortgage Association I, 4.0%, 4/15/44

 3,631,348

 1,486,369

 Government National Mortgage Association I, 4.0%, 4/15/44

 1,583,455

 31,850

 Government National Mortgage Association I, 4.0%, 4/15/44

 33,931

 18,981

 Government National Mortgage Association I, 4.0%, 5/15/41

 20,236

 291,749

 Government National Mortgage Association I, 4.0%, 5/15/43

 310,805

 242,329

 Government National Mortgage Association I, 4.0%, 5/15/43

 258,158

 21,962

 Government National Mortgage Association I, 4.0%, 5/15/43

 23,596

 219,564

 Government National Mortgage Association I, 4.0%, 5/15/44

 233,906

 19,515

 Government National Mortgage Association I, 4.0%, 6/15/41

 20,789

 19,766

 Government National Mortgage Association I, 4.0%, 6/15/41

 21,081

 6,202,983

 Government National Mortgage Association I, 4.0%, 6/15/41

 6,608,148

 32,857

 Government National Mortgage Association I, 4.0%, 7/15/39

 35,003

 18,783

 Government National Mortgage Association I, 4.0%, 7/15/41

 20,010

 33,596

 Government National Mortgage Association I, 4.0%, 7/15/41

 35,836

 31,667

 Government National Mortgage Association I, 4.0%, 7/15/41

 33,786

 290,108

 Government National Mortgage Association I, 4.0%, 7/15/43

 309,058

 33,550,000

 Government National Mortgage Association I, 4.0%, 7/20/15

 35,699,297

 16,341

 Government National Mortgage Association I, 4.0%, 8/15/41

 17,408

 183,041

 Government National Mortgage Association I, 4.0%, 8/15/41

 194,997

 29,652

 Government National Mortgage Association I, 4.0%, 8/15/41

 31,621

 3,643

 Government National Mortgage Association I, 4.0%, 8/15/41

 3,881

 239,534

 Government National Mortgage Association I, 4.0%, 8/15/43

 255,180

 1,719,025

 Government National Mortgage Association I, 4.0%, 8/15/43

 1,831,308

 396,320

 Government National Mortgage Association I, 4.0%, 8/15/44

 422,207

 53,363

 Government National Mortgage Association I, 4.0%, 8/15/44

 56,849

 304,157

 Government National Mortgage Association I, 4.0%, 8/15/44

 324,024

 1,779,674

 Government National Mortgage Association I, 4.0%, 9/15/41

 1,897,945

 17,949

 Government National Mortgage Association I, 4.0%, 9/15/41

 19,121

 13,884

 Government National Mortgage Association I, 4.0%, 9/15/41

 14,790

 20,869

 Government National Mortgage Association I, 4.0%, 9/15/41

 22,243

 17,192

 Government National Mortgage Association I, 4.0%, 9/15/41

 18,323

 34,119

 Government National Mortgage Association I, 4.0%, 9/15/43

 36,348

 621,547

 Government National Mortgage Association I, 4.0%, 9/15/44

 662,145

 8,592,074

 Government National Mortgage Association I, 4.0%, 9/15/44

 9,153,290

 6,950,864

 Government National Mortgage Association I, 4.0%, 9/15/44

 7,404,879

 22,353

 Government National Mortgage Association I, 4.0%, 9/15/44

 23,813

 332,463

 Government National Mortgage Association I, 4.0%, 9/15/44

 354,179

 1,777,862

 Government National Mortgage Association I, 4.0%, 9/15/44

 1,893,988

 1,719,058

 Government National Mortgage Association I, 4.0%, 9/15/44

 1,831,344

 549,651

 Government National Mortgage Association I, 4.0%, 9/15/44

 585,553

 930,415

 Government National Mortgage Association I, 4.5%, 1/15/40

 1,021,446

 201,516

 Government National Mortgage Association I, 4.5%, 10/15/33

 220,896

 2,939,473

 Government National Mortgage Association I, 4.5%, 11/15/40

 3,194,910

 30,013

 Government National Mortgage Association I, 4.5%, 12/15/34

 32,644

 2,714,343

 Government National Mortgage Association I, 4.5%, 3/15/38

 2,950,867

 149,033

 Government National Mortgage Association I, 4.5%, 4/15/35

 162,698

 96,189

 Government National Mortgage Association I, 4.5%, 4/15/35

 104,524

 1,995,646

 Government National Mortgage Association I, 4.5%, 6/15/40

 2,168,644

 2,315,871

 Government National Mortgage Association I, 4.5%, 6/15/41

 2,520,002

 2,846,791

 Government National Mortgage Association I, 4.5%, 6/15/41

 3,097,857

 946,641

 Government National Mortgage Association I, 4.5%, 7/15/41

 1,028,782

 6,333,473

 Government National Mortgage Association I, 4.5%, 8/15/41

 6,887,211

 286,966

 Government National Mortgage Association I, 4.5%, 9/15/33

 313,740

 663,572

 Government National Mortgage Association I, 4.5%, 9/15/40

 726,621

 109,358

 Government National Mortgage Association I, 5.0%, 10/15/18

 115,970

 20,639

 Government National Mortgage Association I, 5.0%, 10/15/18

 21,869

 24,307

 Government National Mortgage Association I, 5.0%, 11/15/16

 24,412

 159,157

 Government National Mortgage Association I, 5.0%, 6/15/21

 169,250

 621,208

 Government National Mortgage Association I, 5.0%, 9/15/33

 693,881

 681,908

 Government National Mortgage Association I, 5.125%, 10/15/38

 754,259

 238,447

 Government National Mortgage Association I, 5.5%, 1/15/34

 275,089

 172,656

 Government National Mortgage Association I, 5.5%, 1/15/35

 197,159

 30,917

 Government National Mortgage Association I, 5.5%, 10/15/19

 32,573

 295,538

 Government National Mortgage Association I, 5.5%, 10/15/19

 313,105

 288,106

 Government National Mortgage Association I, 5.5%, 10/15/34

 329,575

 703

 Government National Mortgage Association I, 5.5%, 12/15/18

 705

 207,536

 Government National Mortgage Association I, 5.5%, 12/15/35

 236,331

 535,740

 Government National Mortgage Association I, 5.5%, 2/15/35

 612,418

 255,502

 Government National Mortgage Association I, 5.5%, 2/15/35

 290,562

 19

 Government National Mortgage Association I, 5.5%, 2/15/37

 21

 8,948

 Government National Mortgage Association I, 5.5%, 3/15/17

 9,089

 158,596

 Government National Mortgage Association I, 5.5%, 3/15/37

 179,122

 126,037

 Government National Mortgage Association I, 5.5%, 3/15/37

 142,082

 393,638

 Government National Mortgage Association I, 5.5%, 3/15/37

 446,909

 5,855

 Government National Mortgage Association I, 5.5%, 4/15/33

 6,718

 207,185

 Government National Mortgage Association I, 5.5%, 4/15/34

 238,627

 155,642

 Government National Mortgage Association I, 5.5%, 6/15/35

 176,589

 118,185

 Government National Mortgage Association I, 5.5%, 7/15/33

 135,482

 346,624

 Government National Mortgage Association I, 5.5%, 7/15/34

 399,150

 76,792

 Government National Mortgage Association I, 5.5%, 8/15/19

 80,713

 66,212

 Government National Mortgage Association I, 5.5%, 9/15/19

 69,029

 205,954

 Government National Mortgage Association I, 5.5%, 9/15/19

 216,524

 81,419

 Government National Mortgage Association I, 5.5%, 9/15/19

 85,411

 284,666

 Government National Mortgage Association I, 5.75%, 10/15/38

 322,181

 102,664

 Government National Mortgage Association I, 5.75%, 10/15/38

 116,969

 30,970

 Government National Mortgage Association I, 6.0%, 1/15/17

 31,296

 28,433

 Government National Mortgage Association I, 6.0%, 1/15/33

 32,256

 136,587

 Government National Mortgage Association I, 6.0%, 1/15/33

 159,176

 56,988

 Government National Mortgage Association I, 6.0%, 1/15/34

 66,582

 75,633

 Government National Mortgage Association I, 6.0%, 10/15/33

 85,763

 460,940

 Government National Mortgage Association I, 6.0%, 10/15/37

 526,615

 10,119

 Government National Mortgage Association I, 6.0%, 11/15/16

 10,309

 1,707

 Government National Mortgage Association I, 6.0%, 11/15/18

 1,711

 265,540

 Government National Mortgage Association I, 6.0%, 11/15/33

 301,218

 126,749

 Government National Mortgage Association I, 6.0%, 2/15/33

 148,167

 103,642

 Government National Mortgage Association I, 6.0%, 2/15/33

 121,053

 85,694

 Government National Mortgage Association I, 6.0%, 3/15/33

 100,106

 11,575

 Government National Mortgage Association I, 6.0%, 3/15/33

 13,113

 4,645

 Government National Mortgage Association I, 6.0%, 3/15/33

 5,269

 63,550

 Government National Mortgage Association I, 6.0%, 3/15/33

 74,265

 427

 Government National Mortgage Association I, 6.0%, 5/15/16

 430

 188,336

 Government National Mortgage Association I, 6.0%, 5/15/33

 219,910

 43,695

 Government National Mortgage Association I, 6.0%, 5/15/33

 49,500

 448,945

 Government National Mortgage Association I, 6.0%, 5/15/33

 523,858

 66,048

 Government National Mortgage Association I, 6.0%, 6/15/17

 67,774

 30,472

 Government National Mortgage Association I, 6.0%, 6/15/17

 31,282

 94,712

 Government National Mortgage Association I, 6.0%, 6/15/33

 110,690

 265,103

 Government National Mortgage Association I, 6.0%, 6/15/33

 309,768

 107,817

 Government National Mortgage Association I, 6.0%, 7/15/17

 111,045

 72,537

 Government National Mortgage Association I, 6.0%, 7/15/17

 74,468

 202,963

 Government National Mortgage Association I, 6.0%, 7/15/33

 237,042

 79,645

 Government National Mortgage Association I, 6.0%, 7/15/33

 92,824

 635,589

 Government National Mortgage Association I, 6.0%, 7/15/38

 726,137

 225

 Government National Mortgage Association I, 6.0%, 8/15/16

 226

 201,097

 Government National Mortgage Association I, 6.0%, 8/15/32

 234,791

 19,590

 Government National Mortgage Association I, 6.0%, 9/15/19

 19,760

 109,406

 Government National Mortgage Association I, 6.0%, 9/15/33

 125,207

 70,612

 Government National Mortgage Association I, 6.0%, 9/15/33

 82,360

 11,377

 Government National Mortgage Association I, 6.5%, 1/15/29

 12,979

 5,983

 Government National Mortgage Association I, 6.5%, 10/15/31

 6,825

 5,874

 Government National Mortgage Association I, 6.5%, 10/15/31

 6,701

 14,710

 Government National Mortgage Association I, 6.5%, 10/15/32

 16,781

 65,013

 Government National Mortgage Association I, 6.5%, 11/15/32

 75,347

 371

 Government National Mortgage Association I, 6.5%, 12/15/31

 423

 4,625

 Government National Mortgage Association I, 6.5%, 2/15/32

 5,524

 2,369

 Government National Mortgage Association I, 6.5%, 3/15/32

 2,801

 2,196

 Government National Mortgage Association I, 6.5%, 5/15/29

 2,579

 21,715

 Government National Mortgage Association I, 6.5%, 5/15/32

 24,772

 3,891

 Government National Mortgage Association I, 6.5%, 6/15/32

 4,438

 6,674

 Government National Mortgage Association I, 6.5%, 6/15/32

 7,613

 5,014

 Government National Mortgage Association I, 6.5%, 7/15/32

 5,720

 8,923

 Government National Mortgage Association I, 6.5%, 7/15/32

 10,378

 29,077

 Government National Mortgage Association I, 6.5%, 7/15/35

 33,234

 3,691

 Government National Mortgage Association I, 6.5%, 8/15/32

 4,211

 37,601

 Government National Mortgage Association I, 6.5%, 8/15/32

 43,034

 3,773

 Government National Mortgage Association I, 6.5%, 8/15/32

 4,304

 100,987

 Government National Mortgage Association I, 6.5%, 9/15/32

 115,205

 41,757

 Government National Mortgage Association I, 6.5%, 9/15/32

 47,635

 696

 Government National Mortgage Association I, 7.0%, 5/15/29

 805

 462

 Government National Mortgage Association I, 7.0%, 5/15/29

 524

 1,513

 Government National Mortgage Association I, 7.0%, 5/15/31

 1,708

 1,017

 Government National Mortgage Association I, 7.0%, 6/15/29

 1,044

 9,328

 Government National Mortgage Association I, 7.0%, 8/15/29

 9,610

 115

 Government National Mortgage Association I, 7.5%, 8/15/29

 117

 12,546,535

 Government National Mortgage Association II, 4.0%, 10/20/44

 13,305,886

 606,250

 Government National Mortgage Association II, 4.5%, 1/20/35

 658,691

 1,156,132

 Government National Mortgage Association II, 4.5%, 12/20/34

 1,255,409

 573,241

 Government National Mortgage Association II, 4.5%, 3/20/35

 622,466

 6,969,011

 Government National Mortgage Association II, 4.5%, 9/20/41

 7,619,446

 11,856

 Government National Mortgage Association II, 5.5%, 10/20/37

 13,321

 169,718

 Government National Mortgage Association II, 5.5%, 3/20/34

 193,913

 239,904

 Government National Mortgage Association II, 6.0%, 10/20/33

 277,638

 71,746

 Government National Mortgage Association II, 6.0%, 5/20/32

 82,356

 330

 Government National Mortgage Association II, 6.5%, 1/20/28

 378

 5,441

 Government National Mortgage Association II, 7.0%, 1/20/29

 6,513

 110,200,000

 U.S. Treasury Bonds, 2.5%, 2/15/45

 96,984,816

 18,600,000

 U.S. Treasury Bonds, 2.75%, 11/15/42

 17,303,803

 3,290,000

 U.S. Treasury Bonds, 4.375%, 11/15/39

 4,046,700

 147,546,372

 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24

 143,892,237

 38,340,000

 0.09

 United States Treasury Floating Rate Note, Floating Rate Note, 1/31/17

 38,360,205

 38,240,000

 0.09

 United States Treasury Floating Rate Note, Floating Rate Note, 4/30/17

 38,236,597

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $1,430,655,121)

 $

 1,437,139,612

 FOREIGN GOVERNMENT BONDS - 4.2%

 10,915,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 11,024,150

 AUD

 86,500,000

 Australia Government Bond, 3.25%, 4/21/25

 68,032,663

 17,900,000

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 16,915,500

 CNY

 62,500,000

 China Government Bond, 3.0%, 11/21/19

 10,054,477

 CNY

 42,500,000

 China Government Bond, 3.38%, 11/21/24

 6,831,601

 7,900,000

 Croatia Government International Bond, 5.5%, 4/4/23 (144A)

 8,122,227

 IDR

 26,365,000,000

 Indonesia Treasury Bond, 6.125%, 5/15/28

 1,623,329

 IDR

 34,113,000,000

 Indonesia Treasury Bond, 7.0%, 5/15/22

 2,380,784

 IDR

 23,752,000,000

 Indonesia Treasury Bond, 7.0%, 5/15/27

 1,606,032

 IDR

 222,011,000,000

 Indonesia Treasury Bond, 8.25%, 6/15/32

 16,268,873

 4,865,000

 Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)

 4,755,538

 4,385,000

 Kenya Government International Bond, 5.875%, 6/24/19 (144A)

 4,477,085

 MXN

 272,040,000

 Mexican Bonos, 6.5%, 6/9/22

 17,938,346

 MXN

 46,890,000

 Mexican Bonos, 7.5%, 6/3/27

 3,278,686

 MXN

 322,333,819

 Mexican Udibonos, 2.0%, 6/9/22

 19,777,932

 MXN

 234,098,366

 Mexican Udibonos, 3.5%, 12/14/17

 15,843,323

 NOK

 63,500,000

 Norway Government Bond, 2.0%, 5/24/23

 8,305,120

 NOK

 118,980,000

 Norway Government Bond, 4.5%, 5/22/19

 17,184,491

 6,700,000

 Poland Government International Bond, 4.0%, 1/22/24

 7,009,875

 3,891,580

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 3,852,664

 1,679,000

 Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)

 1,704,185

 RON

 62,470,000

 Romania Government Bond, 5.85%, 4/26/23

 17,417,752

 RON

 34,800,000

 Romania Government Bond, 5.95%, 6/11/21

 9,822,928

 RUB

 1,335,681,000

 Russian Federal Bond - OFZ, 7.0%, 8/16/23

 19,181,176

 RUB

 25,000

 Russian Federal Bond - OFZ, 7.6%, 7/20/22

 380

 5,135,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 4,435,356

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $344,820,356)

 $

 297,844,473

 MUNICIPAL BONDS - 3.2%

 Municipal Airport - 0.1%

 3,450,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 3,664,280

 Municipal Development - 0.7%

 7,050,000

 5.90

 Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38

 $

 7,658,626

 7,370,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32

 8,132,795

 19,893,000

 New Jersey Economic Development Authority, 2/15/18 (d)

 18,360,642

 8,470,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 8,883,675

 3,700,000

 Selma Industrial Development Board, 6.25%, 11/1/33

 4,323,043

 $

 47,358,781

 Municipal Education - 0.0% †

 2,300,000

 Amherst College, 3.794%, 11/1/42

 $

 2,161,940

 Municipal General - 0.9%

 17,600,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 18,199,456

 4,480,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 4,657,677

 10,540,000

 New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41

 11,015,565

 1,400,000

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 1,594,012

 4,585,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 4,945,519

 9,165,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 9,860,990

 7,500,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 7,847,850

 7,500,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 7,806,975

 $

 65,928,044

 Higher Municipal Education - 0.5%

 4,550,000

 Baylor University, 4.313%, 3/1/42

 $

 4,505,638

 8,675,000

 California Educational Facilities Authority, 5.0%, 6/1/43

 10,927,290

 4,550,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32

 5,984,706

 4,025,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 4,833,832

 2,550,000

 Permanent University Fund, 5.0%, 7/1/30

 2,997,550

 2,210,000

 The University of Texas System, 5.0%, 8/15/43

 2,481,034

 2,800,000

 University of Southern California, 5.25%, 10/1/11

 3,291,546

 $

 35,021,596

 Municipal Medical - 0.3%

 3,700,000

 Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41

 $

 4,066,152

 6,550,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 7,333,773

 2,075,000

 Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41

 2,291,381

 4,250,000

 New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41

 4,887,755

 $

 18,579,061

 Municipal Pollution - 0.3%

 4,450,000

 5.20

 Gulf Coast Waste Disposal Authority, Floating Rate Note, 5/1/28

 $

 4,587,416

 15,970,000

 Port Freeport Texas, 5.95%, 5/15/33

 17,858,772

 1,400,000

 4.90

 Yavapai County Industrial Development Authority, Floating Rate Note, 3/1/28

 1,437,268

 $

 23,883,456

 Municipal School District - 0.2%

 11,120,000

 North East Independent School District Texas, 5.25%, 2/1/31

 $

 13,931,358

 Municipal Transportation - 0.0% †

 2,620,000

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 $

 2,508,100

 Municipal Obligation - 0.2%

 2,550,000

 State of Washington, 3.0%, 7/1/28

 $

 2,537,174

 5,440,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/43

 5,546,298

 5,240,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/44

 5,338,407

 $

 13,421,879

 TOTAL MUNICIPAL BONDS

 (Cost $212,585,033)

 $

 226,458,495

 SENIOR FLOATING RATE LOAN INTERESTS - 10.6% **

 Energy - 0.2%

 Oil & Gas Drilling - 0.1%

 4,051,139

 6.00

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 3,313,832

 Oil & Gas Equipment & Services - 0.0% †

 2,802,372

 8.38

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 $

 2,150,821

 Integrated Oil & Gas - 0.0% †

 2,237,770

 4.50

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 2,232,175

 Oil & Gas Exploration & Production - 0.1%

 3,656,667

 3.50

 EP Energy LLC, Tranche B-3 Loan, 5/24/18

 $

 3,633,812

 Oil & Gas Refining & Marketing - 0.0% †

 2,673,438

 4.25

 Pilot Travel Centers LLC, Initial Tranche B, 9/30/21

 $

 2,708,048

 Coal & Consumable Fuels - 0.0% †

 1,135,833

 18.15

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 425,938

 1,392,235

 8.15

 Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (f)

 522,088

 $

 948,026

 Total Energy

 $

 14,986,714

 Materials - 1.0%

 Commodity Chemicals - 0.0% †

 1,720,944

 4.25

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 1,724,386

 Diversified Chemicals - 0.0% †

 560,833

 4.25

 OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20

 $

 543,307

 Fertilizers & Agricultural Chemicals - 0.0% †

 4,275,000

 4.25

  Methanol Holdings (Trinidad) Ltd., Tranche B Term Loan (First Lien), 6/2/22

 $

 4,272,328

 Specialty Chemicals - 0.3%

 5,466,267

 3.75

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 $

 5,466,612

 5,055,125

 4.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 5,073,556

 1,318,375

 4.75

 MacDermid, Inc., Tranche B-2 Term Loan (First Lien), 6/7/20

 1,325,320

 1,387,734

 4.25

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 1,389,036

 6,191,250

 4.00

 PQ Corp., 2014 Term Loan, 8/7/17

 6,192,798

 276,279

 2.75

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 276,353

 767,751

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 767,957

 $

 20,491,632

 Construction Materials - 0.1%

 5,251,997

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 5,261,845

 Metal & Glass Containers - 0.1%

 1,148,400

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 1,155,757

 4,150,000

 4.50

 Coveris Holdings S.A., Tranche B-1 Term Loan, (First Lien), 5/8/19

 4,164,691

 $

 5,320,448

 Paper Packaging - 0.0% †

 3,332,751

 4.50

 Coveris Holdings SA, USD Term Loan, 4/14/19

 $

 3,345,942

 Aluminum - 0.1%

 1,044,900

 5.75

 Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19

 877,716

 3,575,000

 4.00

 Novelis, Inc., Tranche B Term Loan (First Lien), 5/28/22

 $

 3,561,594

 $

 4,439,310

 Diversified Metals & Mining - 0.1%

 2,780,914

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 2,475,884

 1,887,186

 4.00

 US Silica Co., Term Loan, 7/23/20

 1,843,937

 $

 4,319,821

 Steel - 0.1%

 1,683,000

 4.50

 Atkore International, Inc., Term Loan (First Lien), 3/27/21

 $

 1,636,718

 4,741,675

 7.50

 Essar Steel Algoma Inc., Initial Term Loan,  8/9/19

 4,342,582

 $

 5,979,300

 Paper Products - 0.2%

 14,910,606

 5.75

 Appvion, Inc., Term Commitment, 6/28/19

 $

 13,963,156

 2,282,779

 4.25

 Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21

 2,279,925

 $

 16,243,081

 Total Materials

 $

 71,941,400

 Capital Goods - 1.4%

 Metal & Glass Containers - 0.0% †

 1,038,552

 4.75

 Pro Mach Group, Inc., Dollar Term Loan, 10/22/21

 $

 1,044,178

 Aerospace & Defense - 0.5%

 2,294,168

 4.00

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 2,224,387

 1,481,250

 4.25

 CPI International, Inc., Term B Loan, 11/17/17

 1,479,398

 6,293,251

 6.25

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 6,310,558

 8,535,608

 3.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 8,554,284

 3,943,781

 6.25

 DynCorp International, Inc., Term Loan, 7/7/16

 3,905,988

 2,844,063

 5.00

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 2,853,821

 1,434,894

 7.00

 TASC, Inc., First Lien Term Loan, 2/28/17

 1,452,232

 2,600,416

 7.00

 TASC, Inc., Tranche B Term Loan (First Lien), 5/23/20

 2,631,837

 5,077,052

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 5,101,646

 $

 34,514,151

 Building Products - 0.1%

 2,188,991

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 $

 2,187,167

 3,392,952

 3.50

 Nortek, Inc., Term Loan, 10/30/20

 3,378,813

 971,384

 5.00

 Summit Materials LLC, Term B Loan, 1/30/19

 972,903

 975,000

 4.25

 Summit Materials LLC, Tranche B Term Loan (First Lien), 6/26/22

 976,219

 1,158,418

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 1,158,056

 EURO

 3,875,793

 4.50

 Unifrax I LLC, New Term Euro Loan, 11/28/18

 4,335,575

 $

 13,008,733

 Electrical Components & Equipment - 0.1%

 2,690,228

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 2,690,228

 2,641,861

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 2,646,814

 $

 5,337,042

 Industrial Conglomerates - 0.1%

 532,865

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 533,864

 1,581,199

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 1,584,164

 1,889,652

 4.50

 Doosan Infracore, Tranche B Term, 5/28/21

 1,907,368

 417,419

 5.00

 Klockner Pentaplast of America, Inc., Term Loan (First Lien), 4/22/20

 419,246

 $

 4,444,642

 Construction & Farm Machinery & Heavy Trucks - 0.0% †

 400,000

 5.75

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 401,250

 1,634,983

 3.50

 Terex Corp., U.S. Term Loan, 8/13/21

 1,637,640

 $

 2,038,890

 Industrial Machinery - 0.1%

 3,242,411

 6.00

 NN, Inc., Term Loan, 8/27/21

 $

 3,258,584

 973,077

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 979,868

 1,527,270

 5.25

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,533,318

 784,010

 5.75

 Xerium Technologies, Inc., Initial Term Loan, 5/17/19

 789,400

 $

 6,561,170

 Trading Companies & Distributors - 0.2%

 6,378,693

 5.01

 Univar, Term B Loan, 2/14/17

 $

 6,378,195

 6,390,000

 0.00

 Univar, Inc., Tranche B Term Loan (First Lien), 6/25/22

 6,384,013

 4,599,670

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 4,605,419

 $

 17,367,627

 Total Capital Goods

 $

 84,316,433

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.1%

 2,668,313

 4.25

 Waste Industries USA, Inc., Tranche B Term Loan (First Lien), 2/20/20

 $

 2,680,822

 3,647,475

 4.00

 WCA Waste Corp., Term Loan, 3/23/18

 3,632,659

 $

 6,313,481

 Diversified Support Services - 0.0% †

 2,223,712

 6.25

 Language Line LLC, Tranche B Term Loan, 6/20/16

 $

 2,224,639

 Security & Alarm Services - 0.2%

 1,301,170

 4.25

 Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21

 $

 1,302,391

 1,045,936

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 1,044,193

 4,088,661

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 4,081,845

 3,372,987

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 3,380,718

 2,276,452

 4.25

 Protection One, Inc., Term Loan (2012), 3/21/19

 2,282,599

 $

 12,091,746

 Human Resource & Employment Services - 0.0% †

 2,478,679

 3.75

 On Assignment, Inc., Tranche B Term Loan (First Lien), 6/5/22

 $

 2,485,392

 Research & Consulting Services - 0.0% †

 1,182,829

 5.00

 Wyle, Tranche B Loan (First Lien), 5/22/21

 $

 1,183,923

 Total Commercial Services & Supplies

 $

 24,299,181

 Transportation - 0.2%

 Air Freight & Logistics - 0.0% †

 2,587,200

 6.75

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 $

 2,583,966

 Airlines - 0.1%

 5,249,981

 3.25

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 $

 5,243,009

 980,000

 3.50

 United Airlines, Inc., Class B Term Loan, 4/1/19

 980,204

 1,103,534

 3.50

 US Airways, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19

 1,102,549

 354,375

 3.00

 US Airways, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16

 354,043

 $

 7,679,805

 Marine - 0.1%

 3,552,553

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 3,550,333

 Total Transportation

 $

 13,814,104

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.6%

 2,927,181

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 2,936,785

 3,904,384

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 3,903,572

 1,603,800

 5.50

 Henniges Automotive Holdings, Inc., Tranche B Term Loan (First Lien), 6/11/21

 1,607,810

 6,213,463

 3.75

 MPG Holdco I, Inc., Initial Term Loan, 10/20/21

 6,216,029

 8,497,376

 4.25

 Remy International, Inc., Term B Loan 2013, 3/5/20

 8,507,998

 9,148,516

 4.25

 TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21

 9,137,080

 5,924,911

 0.00

 TI Group Automotive Systems LLC, Tranche B Term Loan (First Lien), 6/25/22

 5,917,505

 1,995,950

 5.50

 UCI International, Inc., Term Loan, 7/26/17

 1,985,970

 $

 40,212,749

 Tires & Rubber - 0.1%

 8,270,833

 3.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 8,296,680

 Automobile Manufacturers - 0.3%

 18,130,803

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 18,132,362

 1,786,500

 6.00

 Crown Group llc, Term Loan (First Lien), 9/30/20

 1,782,034

 $

 19,914,396

 Total Automobiles & Components

 $

 68,423,825

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.0% †

 2,300,996

 3.50

 Tempur Sealy International, Inc., New Term B Loan, 3/18/20

 $

 2,306,748

 Housewares & Specialties - 0.0% †

 3,679,008

 4.50

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18

 $

 3,693,264

 Leisure Products - 0.1%

 4,000,000

 3.75

 Bombardier Recreational Products, Inc., Term B-2 Loan, 1/30/19

 $

 4,003,216

 Total Consumer Durables & Apparel

 $

 10,003,228

 Consumer Services - 0.6%

 Casinos & Gaming - 0.2%

 4,730,790

 3.75

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 $

 4,735,436

 10,397,750

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 10,403,063

 $

 15,138,499

 Hotels, Resorts & Cruise Lines - 0.1%

 3,850,669

 4.00

 Sabre GLBL, Inc., Incremental Term Loan, 2/19/19

 $

 3,853,076

 2,984,694

 4.00

 Sabre GLBL, Inc., Term B Loan, 2/19/19

 2,984,694

 $

 6,837,770

 Leisure Facilities - 0.1%

 4,898,204

 5.50

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 $

 4,728,300

 Restaurants - 0.1%

 7,912,434

 4.00

 Landry's, Inc., B Term Loan, 4/24/18

 $

 7,949,029

 Education Services - 0.0% †

 1,675,000

 4.00

 Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21

 $

 1,669,766

 Specialized Consumer Services - 0.1%

 1,440,008

 5.00

 Protection One, Tranche B Term Loan (First Lien), 6/19/21

 $

 1,445,408

 297,840

 4.25

 WASH Multifamily Laundry Systems, Tranche B Term Loan (First Lien), 5/5/22

 296,723

 52,160

 0.00

 WASH Multifamily Laundry Systems, Tranche B Term Loan (First Lien), 5/15/22

 51,965

 2,565,445

 4.00

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 1,248,730

 $

 3,042,826

 Total Consumer Services

 $

 39,366,190

 Media - 0.9%

 Advertising - 0.1%

 7,426,670

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 7,157,454

 Broadcasting - 0.2%

 1,336,713

 4.01

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 $

 1,340,682

 2,198,743

 4.00

 Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20

 2,189,467

 6,913,547

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 6,878,018

 $

 10,408,167

 Cable & Satellite - 0.2%

 1,872,651

 3.50

 Cequel Communications LLC, Term Loan, 2/14/19

 $

 1,867,376

 3,763,200

 3.25

 MCC Iowa LLC, Tranche H Term Loan, 1/29/21

 3,733,802

 6,615,063

 3.50

 Telesat Canada, U.S. Term B Loan, 3/28/19

 6,606,794

 2,743,404

 3.50

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 2,716,143

 2,588,511

 3.50

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 2,562,789

 1,668,085

 3.50

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 1,651,509

 $

 19,138,413

 Movies & Entertainment - 0.1%

 1,505,862

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 $

 1,507,745

 3,244,606

 3.75

 Rovi Solutions Corp., Term B Loan, 7/2/21

 3,225,849

 4,865,831

 3.75

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 4,804,502

 $

 9,538,096

 Publishing - 0.1%

 4,219,691

 4.75

 Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21

 $

 4,237,274

 1,065,072

 3.75

 MTL Publishing LLC, Term B-2 Loan, 6/29/18

 1,065,442

 $

 5,302,716

 Total Media

 $

 51,544,846

 Retailing - 0.3%

 General Merchandise Stores - 0.0% †

 2,111,111

 3.50

 Dollar Tree, Inc., Tranche B-1 Term Loan (First Lien), 3/9/22

 $

 2,114,630

 Computer & Electronics Retail - 0.1%

 1,790,932

 3.75

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 1,786,455

 1,910,480

 14.75

 Targus Group International, Inc., Term Loan, 5/24/16

 1,576,146

 $

 3,362,601

 Home Improvement Retail - 0.0% †

 1,332,955

 4.50

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 1,311,294

 Specialty Stores - 0.1%

 5,506,830

 4.25

 PetSmart, Inc., Tranche B-1 Loan, 3/10/22

 $

 5,507,766

 Automotive Retail - 0.1%

 7,422,707

 5.25

 CWGS Group LLC, Term Loan, 2/20/20

 $

 7,473,738

 1,218,750

 4.00

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,220,845

 $

 8,694,583

 Total Retailing

 $

 20,990,874

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.0% †

 1,349,820

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,353,363

 490,405

 4.25

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 468,950

 $

 1,822,313

 Food Retail - 0.1%

 1,496,250

 5.50

 Albertsons LLC, First Lien Term Loan, 8/11/21

 $

 1,505,687

 1,990,013

 5.38

 Albertsons LLC, Term B-2 Loan, 3/21/19

 2,000,585

 1,836,125

 4.75

 New Albertson's, Inc., Term Loan (First Lien), 6/24/21

 1,840,945

 $

 5,347,217

 Total Food & Staples Retailing

 $

 7,169,530

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 3,217,733

 5.00

 CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20

 $

 3,219,744

 3,219,614

 4.50

 Dole Food Co, Inc., Tranche B Term Loan, 10/25/18

 3,225,651

 $

 6,445,395

 Total Food, Beverage & Tobacco

 $

 6,445,395

 Household & Personal Products - 0.1%

 Household Products - 0.0% †

 130,000

 3.75

 Spectrum Brands, Inc., First Lien Term Loan, 6/16/22

 $

 130,460

 3,073,033

 4.03

 SRAM LLC, Term Loan (First Lien), 4/10/20

 3,073,033

 $

 3,203,493

 Personal Products - 0.1%

 1,831,983

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 $

 1,835,133

 2,689,539

 3.25

 Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17

 2,690,660

 $

 4,525,793

 Total Household & Personal Products

 $

 7,729,286

 Health Care Equipment & Services - 1.3%

 Health Care Equipment - 0.1%

 497,481

 4.50

 Accellent, Inc., Initial Term Loan (First Lien), 2/21/21

 $

 495,408

 8,534,604

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 8,578,608

 $

 9,074,016

 Health Care Supplies - 0.2%

 8,304,559

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 8,346,082

 1,645,000

 4.25

 Sterigenics-Nordion Holdings LLC, Tranche B Term Loan (First Lien), 4/27/22

 1,649,112

 $

 9,995,194

 Health Care Services - 0.5%

 2,174,157

 6.51

 AccentCare, Inc., Term Loan, 12/22/16

 $

 2,108,932

 3,304,278

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 3,298,082

 1,730,526

 6.75

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,736,294

 4,315,919

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 4,287,145

 2,589,552

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 2,572,287

 5,875,963

 3.50

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 5,885,147

 1,949,211

 4.00

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 1,952,460

 383,644

 7.75

 inVentiv Health, Inc., Term B-3 Loan, 5/15/18

 384,123

 1,295,021

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 1,295,021

 1,556,604

 8.00

 Rural, Term Loan, 6/30/18

 1,457,370

 7,333,377

 4.50

 Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19

 7,326,505

 $

 32,303,366

 Health Care Facilities - 0.4%

 975,100

 5.25

 Capella Healthcare, Inc., Tranche B Term Loan (First Lien), 12/31/21

 $

 977,538

 2,147,346

 3.03

 CHS, Incremental 2019 Term G Loan, 12/31/19

 2,150,030

 3,951,060

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 3,961,210

 6,181,466

 4.50

 IASIS Healthcare LLC, Term B-2 Loan, 5/3/18

 6,197,884

 8,595,609

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 8,619,728

 3,177,362

 5.25

 RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19

 3,179,348

 1,992,902

 3.75

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 1,993,500

 2,205,000

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 2,189,841

 $

 29,269,079

 Managed Health Care - 0.0% †

 1,890,203

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 1,540,516

 1,374,168

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 1,119,947

 $

 2,660,463

 Health Care Technology - 0.1%

 4,175,000

 4.25

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 $

 4,181,960

 2,979,103

 3.75

 Emdeon, Inc., Term B-2 Loan, 11/2/18

 2,983,199

 1,670,678

 4.00

 MedAssets, Inc., Term B Loan, 12/13/19

 1,671,703

 $

 8,836,862

 Total Health Care Equipment & Services

 $

 92,138,980

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Biotechnology - 0.0% †

 1,824,868

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 1,827,528

 Pharmaceuticals - 0.6%

 2,493,757

 0.00

 Endo International plc, Tranche B Term Loan (First Lien), 6/24/22

 $

 2,503,109

 1,141,332

 3.25

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 1,143,829

 4,345,000

 3.19

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 4,350,657

 2,435,400

 4.25

 JLL, Initial Dollar Term Loan, 1/23/21

 2,424,092

 9,611,881

 4.00

 Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19

 9,614,889

 1,990,000

 4.25

 Par Pharmaceutical, Term B-3 Loan, 3.25%, 9/30/19

 1,991,244

 4,041,646

 3.50

 Prestige Brands, Inc., Term B-3 Loan, 9/3/21

 4,041,646

 7,799,518

 3.25

 RPI Finance Trust, Term B-3 Term Loan, 11/9/18

 7,827,791

 6,238,200

 3.50

 Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20

 6,224,944

 473,813

 4.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 474,136

 $

 40,596,337

 Life Sciences Tools & Services - 0.1%

 4,739,122

 4.25

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 $

 4,753,932

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 47,177,797

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.1%

 3,237,098

 3.50

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 $

 3,259,353

 1,274,000

 5.00

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 1,262,852

 2,371,851

 4.50

 Nord Anglia Education, Initial Term Loan, 3/31/21

 2,377,781

 1,807,218

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 1,819,643

 $

 8,719,629

 Specialized Finance - 0.2%

 7,006,453

 4.25

 Mirror BidCo Corp., New Incremental Term Loan, 12/18/19

 $

 7,000,616

 5,747,369

 3.75

 TransUnion LLC, Tranche B-2 Term Loan (First Lien), 4/9/21

 5,707,855

 $

 12,708,471

 Total Diversified Financials

 $

 21,428,100

 Insurance - 0.5%

 Insurance Brokers - 0.4%

 2,709,530

 4.50

 National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20

 $

 2,712,917

 26,206,652

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 26,255,790

 $

 28,968,707

 Multi-line Insurance - 0.0% †

 1,678,802

 5.00

 Alliant Holdings I LLC, Initial Term Loan, 12/20/19

 $

 1,681,950

 Property & Casualty Insurance - 0.1%

 3,124,660

 5.75

 Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 3,132,471

 1,695,750

 5.50

 Hyperion Insurance Group Ltd., Tranche B Term Loan (First Lien), 3/26/22

 1,703,169

 $

 4,835,640

 Total Insurance

 $

 35,486,297

 Real Estate - 0.0% †

 Real Estate Services - 0.0% †

 3,870,750

 4.50

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 $

 3,454,644

 Total Real Estate

 $

 3,454,644

 Software & Services - 0.5%

 IT Consulting & Other Services - 0.2%

 11,677,286

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 11,440,611

 728,455

 4.50

 Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19

 729,821

 1,249,188

 4.50

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 1,249,188

 $

 13,419,620

 Data Processing & Outsourced Services - 0.0% †

 1,528,214

 3.69

 First Data Corp., 2018 New Dollar Term Loan, 3/24/18

 $

 1,525,229

 Application Software - 0.2%

 4,427,459

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 4,438,528

 4,034,508

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 4,046,107

 5,753,644

 4.25

 Vertafore, Inc., Term Loan (2013), 10/3/19

 5,762,274

 $

 14,246,909

 Systems Software - 0.0% †

 1,756,175

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 $

 1,764,956

 Home Entertainment Software - 0.1%

 2,413,235

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 $

 2,420,991

 Total Software & Services

 $

 33,377,705

 Technology Hardware & Equipment - 0.1%

 Electronic Equipment Manufacturers - 0.0% †

 1,427,939

 4.50

 Sensus USA, Inc., Term Loan (First Lien), 5/9/17

 $

 1,421,692

 1,565,909

 4.75

 Zebra Technologies, Term Loan B, 9/30/21

 1,586,244

 $

 3,007,936

 Electronic Components - 0.1%

 5,261,813

 5.75

 Mirion Technologies (Finance) LLC, Tranche B Term Loan (First Lien), 1/26/22

 $

 5,292,199

 Total Technology Hardware & Equipment

 $

 8,300,135

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 1,990,000

 2.53

 Sensata Technologies Holding N.V., First Lien Term Loan, 10/14/21

 $

 1,999,062

 1,593,955

 4.25

 VAT Lux III S.a.r.l, Tranche B Term Loan (First Lien), 2/11/21

 1,593,955

 $

 3,593,017

 Semiconductors - 0.0% †

 1,642,408

 2.78

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 $

 1,644,872

 Total Semiconductors & Semiconductor Equipment

 $

 5,237,889

 Telecommunication Services - 0.5%

 Integrated Telecommunication Services - 0.3%

 1,728,019

 4.75

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 $

 1,682,658

 3,150,000

 5.25

 Securus Technologies Holdings, Inc., Tranche B-2 Term Loan (First Lien), 4/17/20

 3,104,719

 17,041,760

 3.50

 Virgin Media plc , Tranche F Term Loan (First Lien), 6/30/23

 16,897,979

 1,939,592

 3.25

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 1,936,764

 $

 23,622,120

 Wireless Telecommunication Services - 0.2%

 3,285,000

 4.75

 GCI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21

 $

 3,305,531

 2,821,064

 4.00

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 2,672,958

 4,048,090

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 3,835,565

 $

 9,814,054

 Total Telecommunication Services

 $

 33,436,174

 Utilities - 0.3%

 Electric Utilities - 0.1%

 3,745,006

 4.75

 Atlantic Power LP, Term Loan, 2/20/21

 $

 3,759,050

 1,398,839

 3.00

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 1,376,691

 2,059,259

 4.25

 Star West Generation LLC, Term B Advance, 3/13/20

 2,061,833

 $

 7,197,574

 Independent Power Producers & Energy Traders - 0.2%

 1,069,750

 4.00

 Calpine Corp., Term Loan, 9/27/19

 1,071,004

 5,375,000

 3.50

 Calpine Corp., Tranche B-5 Term Loan (First Lien), 5/28/22

 $

 5,335,107

 2,832,019

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 2,840,575

 3,776,339

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 3,766,898

 $

 13,013,584

 Total Utilities

 $

 20,211,158

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $753,978,806)

 $

 721,279,885

 TEMPORARY CASH INVESTMENTS - 0.5%

 Repurchase Agreements - 0.5%

 8,590,000

 $8,590,000 Bank of Nova Scotia, 0.14%, dated 6/30/15 plus accrued interest on 7/1/15

 $

 8,590,000

 collateralized by $8,762,835 Federal National Mortgage Association, 3.0% - 5.5%, 12/1/25 - 6/1/45

 25,340,000

 $25,340,000 RBC Capital Markets LLC, 0.10%, dated 6/30/15 plus accrued interest on 7/1/15

 25,340,000

 collateralized by the following:

 $11,163,063 Federal National Mortgage Association, 3.5%-5.5%, 9/1/26 - 3/1/45

 $11,260,702 Federal National Mortgage Association (ARM), 2.374% - 3.394%, 1/1/41- 4/1/43

 $3,423,036 Federal Home Loan Mortgage Corp., 2.191% - 2.647%, 3/1/38 - 8/1/43

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $33,930,000)

 $

 33,930,000

 TOTAL INVESTMENT IN SECURITIES - 96.4%

 (Cost $6,850,473,746) (a)

 $

 6,815,105,133

 OTHER ASSETS & LIABILITIES - 4.1%

 $

 282,652,675

 TOTAL NET ASSETS - 100.0%

 $

 7,097,757,808

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2015, the value of these securities amounted to $1,935,725,427 or 27.3% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (Step)

 Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Cat Bond)

 Catastrophe or Event Linked Bond. At June 30, 2015, the value of these securities amounted to $105,960,357 or 1.5% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represends a pay in kind security.

 REIT

 Real Estate Investment Trust.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At June 30, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $6,859,393,107 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

          157,285,323

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

         (201,573,297)

 Net unrealized depreciation

 $

           (44,287,974)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealer).

 (d)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (e)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (f)

 Security is in default and is non-income producing.

 (g)

 Structured reinsurance investment. At June 30, 2015, the value of these securities amounted to $175,161,659 or 2.5% of total net assets.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 CNY

 New Chinese Yuan

 EURO

 Euro

 GBP

 British Pound Sterling

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 RON

 Romanian New Leu

 RUB

 Russian Ruble

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Unrealized Appreciation

(19,031,857
)

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

5.00
%

 12/20/19

$
(1,484,062
)

$
1,126

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

7,000,000

 J.P. Morgan Securities LLC

 American Axle & Manufacturing Co.,

5.00
%

B
+

 12/20/17

$
(280,000
)

$
998,408

10,480,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drilling Co.

1.00
%

 NR

 12/20/19

(382,004
)

(408,356
)

2,795,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drilling Co.

1.00
%

 NR

 12/20/19

(104,710
)

(106,078
)

(766,714
)

$
483,974

                                             (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                                             (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 NR

 Not rated by S&P.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
105,689,293

$
-

$
105,689,293

 Preferred Stocks

  Transportation

   Air Freight & Logistics

-

1,711,953

-

1,711,953

  Banks

   Regional Banks

3,587,040

9,015,239

-

12,602,279

  Diversified Financials

   Consumer Finance

12,084,597

8,101,410

-

20,186,007

  Insurance

   Reinsurance

-

-

142,500

142,500

  Real Estate

   Diversified REIT

-

4,013,750

-

4,013,750

  All Other Preferred Stocks

96,805,300

-

-

96,805,300

 Convertible Preferred Stocks

42,971,185

-

-

42,971,185

 Common Stocks

  Capital Goods

   Construction & Engineering

-

988,444

-

988,444

   Industrial Machinery

-

-

1,858

1,858

  Transportation

   Air Freight & Logistics

-

790,838

-

790,838

  Consumer Services

   Education Services

-

2,536,425

-

2,536,425

  Insurance

   Life & Health Insurance

-

-

54,736

54,736

 All Other Common Stocks

17,695

-

-

17,695

 Asset Backed Securities

-

323,719,535

-

323,719,535

 Collateralized Mortgage Obligations

-

669,770,518

-

669,770,518

 Corporate Bonds

  Capital Goods

   Industrial Machinery

-

1,489,793

4,326,140

5,815,933

  Diversified Financials

   Other Diversified Financial Services

-

-

9,024,292

9,024,292

  Insurance

   Reinsurance

-

120,165,549

175,019,159

295,184,708

 All Other Corporate Bonds

-

2,506,425,419

-

2,506,425,419

 U.S. Government Agency Obligations

-

1,437,139,612

-

1,437,139,612

 Foreign Government Bonds

-

297,844,473

-

297,844,473

 Municipal Bonds

-

226,458,495

-

226,458,495

 Senior Floating Rate Loan Interests

-

721,279,885

-

721,279,885

 Repurchase Agreement

-

33,930,000

-

33,930,000

 Total

$
155,465,817

6,471,070,631

$
188,568,685

$
6,815,105,133

 Other Financial Instruments

 Net unrealized appreciation on swap contracts

$
-

485,100

$
-

$
485,100

 Net unrealized depreciation on futures contracts

6,717,975

-

-

6,717,975

 Net unrealized depreciation on forward foreign currency contracts

-

(4,546,456
)

-

(4,546,456
)

 Total Other Financial Instruments

$
6,717,975

$
(4,061,356
)

$
-

$
2,656,619

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred

 Stocks

 Common

 Stocks

 Corporate Bonds

 Total

 Balance as of 9/30/14

$
32,238,934

-

$
59,521,518

$
91,760,452

 Realized gain (loss)

-

-

21,161

21,161

 Change in unrealized appreciation (depreciation)

(6,100,140
)

3,066

(15,947,858
)

(22,044,932
)

 Purchases

-

53,528

151,102,444

151,155,972

 Sales

-

-

(32,323,968
)

(32,323,968
)

 Transfers in to Level 3*

-

-

-

-

 Transfers out of Level 3*

-

-

-

-

 Transfers in and out of Level 3 activity

(25,996,294
)

-

25,996,294

-

 Balance as of 6/30/15

$
142,500

$
56,594

$
188,369,591

$
188,568,685

*

 Transfers are calculated on the beginning of period values. During the period ended June 30, 2015, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 6/30/15

$
(22,044,932
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Strategic Income By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 27, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 27, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date August 27, 2015 * Print the name and title of each signing officer under his or her signature.